Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—42.3%
*	Advanced Micro Devices, Inc.	22,545	$2,316
	Apple, Inc.	41,513	9,221
	Broadcom, Inc.	45,144	7,558
*	Clearwater Analytics Holdings, Inc.	78,679	2,109
*	Confluent, Inc.	94,713	2,220
*	Dynatrace, Inc.	62,277	2,936
*	EPAM Systems, Inc.	13,566	2,291
	Intuit, Inc.	6,601	4,053
	Microsoft Corp.	45,149	16,948
*	MongoDB, Inc.	7,581	1,330
	NVIDIA Corp.	171,482	18,585
*	PDF Solutions, Inc.	68,297	1,305
*	Pure Storage, Inc.	56,849	2,517
*	Q2 Holdings, Inc.	27,206	2,177
	Salesforce, Inc.	10,329	2,772
*	ServiceNow, Inc.	5,264	4,191
*	Tyler Technologies, Inc.	5,133	2,984
*	Workday, Inc.	9,646	2,253
			87,766
	Consumer Discretionary—11.4%
*	Amazon.com, Inc.	77,854	14,813
*	Bright Horizons Family Solutions, Inc.	24,623	3,128
*	Chipotle Mexican Grill, Inc.	75,132	3,772
*	Skyline Champion Corp.	21,144	2,004
			23,717
	Health Care—10.2%
	Abbott Laboratories	26,368	3,498
	Agilent Technologies, Inc.	45,526	5,326
*	Doximity, Inc.	36,361	2,110
*	IDEXX Laboratories, Inc.	5,512	2,315
	UnitedHealth Group, Inc.	9,813	5,139
	West Pharmaceutical Services, Inc.	12,437	2,784
			21,172
	Industrials—9.8%
*	ACV Auctions, Inc.	160,522	2,262
	Advanced Drainage Systems, Inc.	16,528	1,796
	Brink's Co.	24,781	2,135
*	Chart Industries, Inc.	10,151	1,465
*	Copart, Inc.	102,758	5,815
	Hammond Power Solutions Inc.	18,301	968
*	Montrose Environmental Group, Inc.	93,551	1,334
	TransUnion	38,323	3,181
*	Verra Mobility Corp.	64,151	1,444
			20,400
	Communication Services—9.3%
	Alphabet, Inc.—Class A	53,300	8,242
	Meta Platforms, Inc.	17,174	9,899
*	ZipRecruiter, Inc.	185,463	1,092
			19,233
	Financials—8.4%
*	Baldwin Insurance Group, Inc.	60,044	2,684
	Carlyle Group, Inc.	91,145	3,973
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—(continued)
	Everest Group Ltd.†	8,577	$3,116
	Mastercard, Inc.	13,910	7,624
			17,397
	Consumer Staples—5.1%
*	e.l.f. Beauty, Inc.	20,643	1,296
*	Vital Farms, Inc.	57,714	1,759
	Walmart, Inc.	86,597	7,602
			10,657
	Energy—1.8%
	Cameco Corp.	93,131	3,833
	Total Common Stocks—98.3% (cost $160,061)		204,175

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $799, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $815	$799	799
Total Repurchase Agreements—0.4% (cost $799)		799
Total Investments—98.7% (cost $160,860)		204,974
Cash and other assets, less liabilities—1.3%		2,676
Net Assets—100.0%		$207,650

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$204,175	$—	$—	$204,175
Repurchase Agreements	—	799	—	799
Total Investments in Securities	$204,175	$799	$—	$204,974
See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—48.0%
	Accenture PLC†	47,540	$14,834
	Apple, Inc.	977,020	217,025
	Broadcom, Inc.	542,500	90,831
*	Datadog, Inc.	382,800	37,978
	Intuit, Inc.	104,840	64,371
	Lam Research Corporation	651,000	47,328
	Microsoft Corp.	770,340	289,178
	NVIDIA Corp.	2,233,390	242,055
*	Palo Alto Networks, Inc.	205,110	35,000
	Salesforce, Inc.	211,820	56,844
*	ServiceNow, Inc.	64,920	51,685
*	Tyler Technologies, Inc.	57,910	33,668
			1,180,797
	Consumer Discretionary—13.9%
*	Amazon.com, Inc.	1,128,890	214,783
*	Chipotle Mexican Grill, Inc.	1,178,870	59,191
*	O'Reilly Automotive, Inc.	46,940	67,245
			341,219
	Communication Services—8.6%
*	Live Nation Entertainment, Inc.	355,972	46,483
	Meta Platforms, Inc.	286,490	165,121
			211,604
	Health Care—8.3%
	Agilent Technologies, Inc.	358,110	41,892
*	IDEXX Laboratories, Inc.	124,650	52,347
	UnitedHealth Group, Inc.	123,435	64,649
*	Veeva Systems, Inc.	124,350	28,803
	West Pharmaceutical Services, Inc.	67,960	15,215
			202,906
	Financials—7.6%
	Apollo Global Management, Inc.	186,831	25,584
	Carlyle Group, Inc.	1,092,927	47,641
	Mastercard, Inc.	206,940	113,428
			186,653
	Industrials—6.1%
*	Copart, Inc.	1,165,150	65,936
	TransUnion	541,280	44,921
*	Uber Technologies, Inc.	543,410	39,593
			150,450
	Consumer Staples—3.7%
	Costco Wholesale Corp.	70,100	66,299
*	Monster Beverage Corp.	436,130	25,522
			91,821
	Materials—2.7%
	Linde PLC†	83,200	38,741
	Martin Marietta Materials, Inc.	58,520	27,980
			66,721
	Real Estate—0.5%
*	Jones Lang LaSalle Incorporated	50,900	12,619
	Total Common Stocks—99.4% (cost $2,081,544)		2,444,790

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $17,621, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $17,973	$17,620	$17,620
Total Repurchase Agreements—0.7% (cost $17,620)		17,620
Total Investments—100.1% (cost $2,099,164)		2,462,410
Liabilities, plus cash and other assets—(0.1)%		(1,515)
Net Assets—100.0%		$2,460,895

PLC	Public Limited Company

†	U.S. listed foreign security
*	Non-income producing security.
See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,444,790	$—	$—	$2,444,790
Repurchase Agreements	—	17,620	—	17,620
Total Investments in Securities	$2,444,790	$17,620	$—	$2,462,410
See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—21.2%
	AGCO Corp.	179	$16
*	Alaska Air Group, Inc.	321	16
	Allegion PLC†	231	30
	Allison Transmission Holdings, Inc.	316	30
*	CACI International, Inc.	92	34
	Donaldson Company, Inc.	436	29
	Flowserve Corp.	547	27
	Genpact Ltd.†	546	27
	JB Hunt Transport Services, Inc.	173	26
	Johnson Controls International PLC†	384	31
	Knight-Swift Transportation Holdings, Inc.	377	16
*	Middleby Corp.	103	16
	Snap-on, Inc.	74	25
	Timken Co.	399	29
			352
	Financials—18.0%
	Arch Capital Group Ltd.†	327	32
	East West Bancorp, Inc.	304	27
	Everest Group Ltd.	84	31
	Global Payments, Inc.	278	27
	Hartford Financial Services Group, Inc.	281	35
	Huntington Bancshares, Inc.	1,683	25
	KKR & Co., Inc.	265	31
	State Street Corporation	325	29
*	WEX, Inc.	161	25
	Willis Towers Watson PLC†	113	38
			300
	Information Technology—10.7%
	Amdocs Ltd.†	350	32
*	Check Point Software Technologies Ltd.†	120	27
	Cognizant Technology Solutions Corp.	272	21
*	Flex Ltd.†	836	28
	Hewlett Packard Enterprise Co.	1,458	22
	Jabil, Inc.	214	29
*	ON Semiconductor Corp.	460	19
			178
	Health Care—9.5%
	Cencora, Inc.	110	31
*	Centene Corp.	459	28
	Encompass Health Corp.	298	30
*	ICON PLC	146	26
	Labcorp Holdings, Inc.	88	20
	Teleflex, Inc.	168	23
			158
	Real Estate—8.6%
	Camden Property Trust	199	24
	Healthpeak Properties, Inc.	1,460	30
	Host Hotels & Resorts, Inc.	1,591	23
	Regency Centers Corp.	447	33
	VICI Properties, Inc.	1,020	33
			143
	Materials—6.4%
*	Axalta Coating Systems Ltd.†	859	28
	CRH PLC†	290	26
	Issuer	Shares	Value
	Common Stocks—(continued)
	Materials—(continued)
	Crown Holdings, Inc.	312	$28
	Royal Gold, Inc.	156	25
			107
	Consumer Staples—6.3%
	Ingredion, Inc.	180	24
	Molson Coors Beverage Co.	536	33
	Tyson Foods, Inc.	433	28
*	U.S. Foods Holding Corp.	308	20
			105
	Utilities—6.1%
	Entergy Corp.	411	35
	NiSource, Inc.	767	31
	PPL Corp.	1,006	36
			102
	Energy—5.2%
	Coterra Energy, Inc.	832	24
	Diamondback Energy, Inc.	106	17
	Permian Resources Corp.	1,222	17
	Phillips 66	226	28
			86
	Consumer Discretionary—4.9%
	Brunswick Corp.	358	19
	LKQ Corp.	780	33
	Toll Brothers, Inc.	272	29
			81
	Total Common Stocks—96.9% (cost $1,457)		1,612
	Total Investments—96.9% (cost $1,457)		1,612
	Cash and other assets, less liabilities—3.1%		51
	Net Assets—100.0%		$1,663

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,612	$—	$—	$1,612
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—20.8%
*	ACV Auctions, Inc.	99,872	$1,407
*	AZEK Co., Inc.	17,603	861
	Brink's Co.	9,872	850
*	CACI International, Inc.	4,552	1,670
*	Casella Waste Systems, Inc.	12,096	1,349
*	Chart Industries, Inc.	9,039	1,305
	Curtiss-Wright Corporation	4,834	1,534
*	ExlService Holdings, Inc.	38,514	1,818
*	GXO Logistics, Inc.	15,012	587
	JBT Marel Corp	12,353	1,509
*	Mercury Systems, Inc.	39,919	1,720
	Mueller Industries, Inc.	12,795	974
	nVent Electric PLC	12,798	671
	Owens Corning	7,675	1,096
*	Paylocity Holding Corporation	6,628	1,242
	Tecnoglass, Inc.†	11,950	855
	TransUnion	23,555	1,955
*	Verra Mobility Corp.	51,743	1,165
	WillScot Mobile Mini Holdings Corp.	49,099	1,365
			23,933
	Financials—14.9%
*	Baldwin Insurance Group, Inc.	56,192	2,511
	Banner Corp.	26,812	1,710
	Cadence Bank	36,751	1,116
	Carlyle Group, Inc.	61,270	2,671
	East West Bancorp, Inc.	17,699	1,588
	Everest Group Ltd.†	6,440	2,340
	Marex Group PLC†	38,251	1,351
	Old National Bancorp	98,545	2,088
	Western Alliance Bancorp	23,157	1,779
			17,154
	Health Care—14.3%
*	Acadia Healthcare Co., Inc.	34,606	1,049
*	Avantor, Inc.	44,454	721
	Chemed Corp.	4,034	2,482
*	Doximity, Inc.	34,964	2,029
	Embecta Corp.	85,435	1,089
	Encompass Health Corp.	12,117	1,227
*	Exact Sciences Corp.	32,292	1,398
*	GeneDx Holdings Corp.	12,280	1,088
*	Insulet Corp.	3,616	950
*	Merit Medical Systems, Inc.	9,888	1,045
*	Neogen Corp.	88,653	769
*	Sotera Health Co.	47,413	553
*	Vericel Corp.	17,000	758
*	Waystar Holding Corp.	33,492	1,251
			16,409
	Consumer Discretionary—11.6%
	Academy Sports and Outdoors, Inc.	22,869	1,043
	ADT, Inc.	110,028	896
*	Bright Horizons Family Solutions, Inc.	21,004	2,668
	Garrett Motion, Inc.	113,020	946
	Pool Corp.	3,865	1,230
*	Revolve Group, Inc.	22,579	485
*	SharkNinja, Inc.†	24,381	2,034
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Signet Jewelers Ltd.†	13,073	$759
*	Skyline Champion Corp.	14,654	1,389
*	Stride, Inc.	14,462	1,829
			13,279
	Information Technology—10.7%
*	Ciena Corporation	20,868	1,261
*	Clearwater Analytics Holdings, Inc.	51,176	1,372
	Cognex Corp.	27,997	835
*	Confluent, Inc.	63,717	1,494
*	Descartes Systems Group, Inc.	10,048	1,013
*	Diebold Nixdorf, Inc.	37,547	1,642
*	Dynatrace, Inc.	29,237	1,379
*	EPAM Systems, Inc.	5,357	904
*	Gitlab, Inc.	20,284	953
*	Mirion Technologies, Inc.	33,204	481
*	Nice Ltd.—ADR	6,492	1,001
			12,335
	Real Estate—9.3%
	Agree Realty Corp.	29,444	2,273
	Americold Realty Trust, Inc.	100,695	2,161
	Equity LifeStyle Properties, Inc.	27,631	1,843
	Healthcare Realty Trust, Inc.	100,066	1,691
*	Jones Lang LaSalle Incorporated	4,916	1,219
	Rexford Industrial Realty, Inc.	37,558	1,470
			10,657
	Consumer Staples—5.4%
*	e.l.f. Beauty, Inc.	12,386	778
*	Freshpet, Inc.	8,772	730
	Inter Parfums, Inc.	9,829	1,119
	Lancaster Colony Corp.	5,310	929
	Primo Brands Corporation	75,738	2,688
			6,244
	Energy—4.2%
*	Antero Resources Corp.	22,071	893
	Cameco Corp.	27,217	1,120
	New Fortress Energy, Inc.	112,374	934
	Weatherford International PLC†	13,205	707
	Whitecap Resources, Inc.	173,934	1,122
			4,776
	Utilities—3.2%
	IDACORP, Inc.	16,242	1,888
*	Talen Energy Corporation	9,022	1,801
			3,689
	Materials—1.6%
	Eagle Materials, Inc.	4,375	971
	Louisiana-Pacific Corp.	9,419	866
			1,837
	Communication Services—0.5%
*	ZipRecruiter, Inc.	87,942	518
	Total Common Stocks—96.5% (cost $110,194)		110,831
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $3,979, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $4,059	$3,979	$3,979
Total Repurchase Agreements—3.5% (cost $3,979)		3,979
Total Investments—100.0% (cost $114,173)		114,810
Liabilities, plus cash and other assets—(0.0)%		(16)
Net Assets—100.0%		$114,794

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$110,831	$—	$—	$110,831
Repurchase Agreements	—	3,979	—	3,979
Total Investments in Securities	$110,831	$3,979	$—	$114,810
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—22.8%
*	Acadia Healthcare Co., Inc.	452,318	$13,714
*	Amicus Therapeutics, Inc.	1,878,500	15,329
*	Avantor, Inc.	569,100	9,225
	Bio-Techne Corp.	165,500	9,703
*	Blueprint Medicines Corp.	177,314	15,694
	Chemed Corp.	58,166	35,791
*	Doximity, Inc.	499,052	28,960
	Encompass Health Corp.	202,217	20,480
*	Evolent Health, Inc.	736,200	6,972
*	Exact Sciences Corp.	247,460	10,713
*	GeneDx Holdings Corp.	91,680	8,120
*	Glaukos Corporation	124,600	12,263
*	Globus Medical, Inc.	311,795	22,823
*	Insmed, Inc.	283,651	21,640
*	Inspire Medical Systems, Inc.	81,842	13,036
*	Insulet Corp.	90,965	23,888
*	Madrigal Pharmaceuticals, Inc.	44,100	14,607
*	Neogen Corp.	1,594,100	13,821
*	Twist Bioscience Corp.	490,373	19,252
*	Waystar Holding Corp.	508,485	18,997
			335,028
	Industrials—20.4%
*	ACV Auctions, Inc.	1,050,582	14,803
	Advanced Drainage Systems, Inc.	142,200	15,450
*	AZEK Co., Inc.	353,100	17,263
	Brink's Co.	234,938	20,242
*	Casella Waste Systems, Inc.	230,461	25,699
*	Chart Industries, Inc.	101,055	14,588
	Curtiss-Wright Corporation	63,000	19,988
*	ExlService Holdings, Inc.	507,700	23,969
	FTAI Aviation Ltd.	185,600	20,607
*	Mercury Systems, Inc.	583,451	25,141
	Mueller Industries, Inc.	344,300	26,215
	nVent Electric PLC†	352,300	18,468
*	Parsons Corp.	183,600	10,871
*	Paylocity Holding Corporation	89,300	16,729
	Regal Rexnord Corp.	130,900	14,903
	WillScot Mobile Mini Holdings Corp.	547,300	15,215
			300,151
	Information Technology—20.0%
*	AppFolio, Inc.	70,400	15,481
*	Ciena Corporation	254,400	15,373
*	Clearwater Analytics Holdings, Inc.	1,028,169	27,555
	Cognex Corp.	705,347	21,041
*	Confluent, Inc.	1,030,115	24,146
*	Dynatrace, Inc.	707,486	33,358
*	EPAM Systems, Inc.	90,500	15,280
*	Guidewire Software, Inc.	96,655	18,109
*	Lattice Semiconductor Corp.	209,100	10,967
*	Manhattan Associates, Inc.	200,700	34,729
*	Nice Ltd.—ADR	93,568	14,425
*	Novanta, Inc.†	110,054	14,073
*	Pure Storage, Inc.	362,300	16,039
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Q2 Holdings, Inc.	247,200	$19,779
*	Tenable Holdings, Inc.	407,188	14,243
			294,598
	Consumer Discretionary—12.3%
*	Bright Horizons Family Solutions, Inc.	278,078	35,327
*	Burlington Stores, Inc.	54,161	12,908
	Churchill Downs, Inc.	162,700	18,071
*	Fox Factory Holding Corp.	285,602	6,666
*	Planet Fitness, Inc.	244,400	23,611
	Pool Corp.	71,100	22,635
*	SharkNinja, Inc.†	289,600	24,156
*	Stride, Inc.	291,100	36,824
			180,198
	Financials—8.1%
*	Baldwin Insurance Group, Inc.	528,200	23,605
	Carlyle Group, Inc.	769,293	33,533
	Everest Group Ltd.†	87,432	31,767
	TPG, Inc.	296,624	14,069
	Western Alliance Bancorp	217,872	16,739
			119,713
	Consumer Staples—6.6%
*	e.l.f. Beauty, Inc.	285,600	17,933
*	Freshpet, Inc.	136,779	11,376
	Lancaster Colony Corp.	99,816	17,468
	Primo Brands Corporation	1,406,500	49,916
			96,693
	Energy—3.7%
	Cameco Corp.	417,862	17,199
*	Kosmos Energy Ltd.	2,880,247	6,567
	New Fortress Energy, Inc.	1,697,246	14,104
	Whitecap Resources, Inc.	2,658,400	17,147
			55,017
	Utilities—2.3%
*	Talen Energy Corporation	167,000	33,345
	Materials—1.6%
	Eagle Materials, Inc.	53,400	11,851
	Louisiana-Pacific Corp.	128,800	11,847
			23,698
	Real Estate—0.5%
	FirstService Corp.	48,035	7,972
	Total Common Stocks—98.3% (cost $1,436,385)		1,446,413
	Rights
	Health Care—0.0%
*	Abiomed, Inc. **	80,133	—
	Total Rights—0.0% (cost $82)		—
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $26,540, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $27,070	$26,539	$26,539
Total Repurchase Agreements—1.8% (cost $26,539)		26,539
Total Investments—100.1% (cost $1,463,006)		1,472,952
Liabilities, plus cash and other assets—(0.1)%		(1,312)
Net Assets—100.0%		$1,471,640

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at March 31, 2025.
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,446,413	$—	$—	$1,446,413
Repurchase Agreements	—	26,539	—	26,539
Rights	—	—	—	—
Total Investments in Securities	$1,446,413	$26,539	$—	$1,472,952
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—29.0%
	ABM Industries, Inc.	746	$35
	AGCO Corp.	269	25
	Air Lease Corp.	951	46
*	Alaska Air Group, Inc.	384	19
	Albany International Corp.	548	38
	Allegion PLC†	326	43
	Allison Transmission Holdings, Inc.	500	48
	Armstrong World Industries, Inc.	285	40
	Atmus Filtration Technologies Inc.	1,090	40
*	CACI International, Inc.	127	47
	Donaldson Company, Inc.	619	41
	Flowserve Corp.	756	37
	Genpact Ltd.	762	38
	Hillenbrand, Inc.	252	6
	Hub Group, Inc.	901	33
*	Janus International Group, Inc.	4,967	36
	JB Hunt Transport Services, Inc.	252	37
	Knight-Swift Transportation Holdings, Inc.	595	26
	Korn Ferry	599	41
	Maximus, Inc.	607	41
	MillerKnoll, Inc.	377	7
*	Openlane, Inc.	1,875	36
	Rush Enterprises, Inc.	746	40
	Tecnoglass, Inc.†	543	39
	Timken Co.	496	36
	TriNet Group, Inc.	525	42
			917
	Financials—17.0%
	American Financial Group, Inc.	329	43
	Ameris Bancorp	684	39
	Carlyle Group, Inc.	921	40
	Columbia Banking System, Inc.	1,497	37
	Compass Diversified Holdings	1,788	33
	East West Bancorp, Inc.	432	39
	Eastern Bankshares, Inc.	2,478	41
	Everest Group Ltd.	120	44
	Global Payments, Inc.	404	40
	Pinnacle Financial Partners, Inc.	353	38
	Selective Insurance Group, Inc.	397	36
	SouthState Corporation	343	32
	Webster Financial Corp	744	38
*	WEX, Inc.	228	36
			536
	Information Technology—10.2%
	Amdocs Ltd.†	506	46
	Avnet, Inc.	826	40
	Belden, Inc.	336	34
*	Diodes, Inc.	667	29
*	Flex Ltd.	1,124	37
	Jabil, Inc.	293	40
*	Tower Semiconductor Ltd.	1,035	37
*	Verint Systems, Inc.	1,138	20
	Vishay Intertechnology, Inc.	2,556	40
			323
	Issuer	Shares	Value
	Common Stocks—(continued)
	Real Estate—9.4%
	Camden Property Trust	258	$32
	Elme Communities	1,820	32
	Four Corners Property Trust, Inc.	1,409	40
	Healthpeak Properties, Inc.	2,099	42
	Host Hotels & Resorts, Inc.	1,937	28
	Kite Realty Group Trust	1,616	36
	Regency Centers Corp.	572	42
	STAG Industrial, Inc.	1,213	44
			296
	Health Care—7.9%
*	Acadia Healthcare Co., Inc.	1,103	34
	Encompass Health Corp.	407	41
*	Haemonetics Corp.	515	33
*	ICON PLC	210	37
	Labcorp Holdings, Inc.	138	32
*	Lantheus Holdings, Inc.	399	39
	Teleflex, Inc.	242	33
			249
	Materials—6.0%
*	Axalta Coating Systems Ltd.†	1,219	40
	Commercial Metals Co.	838	38
	Crown Holdings, Inc.	445	40
	Royal Gold, Inc.	246	40
	Silgan Holdings, Inc.	620	32
			190
	Energy—4.9%
*	Expro Group Holdings NV†	3,358	33
	Matador Resources Co.	724	37
	PBF Energy, Inc.	1,069	21
	Permian Resources Corp.	2,458	34
	SM Energy Co.	1,032	31
			156
	Consumer Discretionary—4.8%
	Brunswick Corp.	481	26
*	Helen of Troy Ltd.†	378	20
	LKQ Corp.	1,110	47
*	Taylor Morrison Home Corp.	737	44
	Winnebago Industries, Inc.	445	16
			153
	Consumer Staples—3.8%
	Ingredion, Inc.	242	33
	Molson Coors Beverage Co.	775	47
*	TreeHouse Foods, Inc.	674	18
*	U.S. Foods Holding Corp.	335	22
			120
	Utilities—3.2%
	IDACORP, Inc.	135	16
	NiSource, Inc.	1,070	43
	PPL Corp.	1,151	41
			100
	Communication Services—1.2%
	John Wiley & Sons, Inc.	884	39
	Total Common Stocks—97.4% (cost $3,152)		3,079
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $108, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $110	$108	$108
Total Repurchase Agreements—3.4% (cost $108)		108
Total Investments—100.8% (cost $3,260)		3,187
Liabilities, plus cash and other assets—(0.8)%		(25)
Net Assets—100.0%		$3,162

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,079	$—	$—	$3,079
Repurchase Agreements	—	108	—	108
Total Investments in Securities	$3,079	$108	$—	$3,187
See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—24.6%
*	Acadia Healthcare Co., Inc.	300,909	$9,124
*	Alignment Healthcare, Inc.	646,057	12,030
*	Amicus Therapeutics, Inc.	1,205,480	9,837
*	BioLife Solutions, Inc.	321,944	7,353
*	Blueprint Medicines Corp.	125,630	11,119
*	Doximity, Inc.	235,850	13,686
	Encompass Health Corp.	97,120	9,836
*	Establishment Labs Holdings, Inc.†	307,305	12,540
*	GeneDx Holdings Corp.	121,015	10,718
*	Globus Medical, Inc.	147,293	10,782
*	Insmed, Inc.	209,650	15,994
*	Inspire Medical Systems, Inc.	68,980	10,987
*	Madrigal Pharmaceuticals, Inc.	30,288	10,032
*	Merit Medical Systems, Inc.	126,410	13,363
*	Neogen Corp.	668,950	5,800
*	Procept BioRobotics Corp.	109,450	6,377
*	Quanterix Corporation	376,130	2,449
*	Treace Medical Concepts, Inc.	1,041,380	8,737
*	Twist Bioscience Corp.	297,666	11,686
*	Vericel Corp.	302,759	13,509
*	Waystar Holding Corp.	137,967	5,154
			211,113
	Industrials—18.8%
*	ACV Auctions, Inc.	716,040	10,089
	Albany International Corp.	95,575	6,599
	Brink's Co.	180,746	15,573
	BWX Technologies, Inc.	88,097	8,691
*	Casella Waste Systems, Inc.	189,610	21,143
*	CECO Environmental Corp.	306,760	6,994
*	Chart Industries, Inc.	68,526	9,892
	FTAI Aviation Ltd.	107,140	11,896
	Hammond Power Solutions Inc.	94,800	5,013
*	Mercury Systems, Inc.	355,628	15,324
*	Montrose Environmental Group, Inc.	567,896	8,098
	Rush Enterprises, Inc.	159,680	8,529
	Tecnoglass, Inc.†	85,560	6,122
*	Verra Mobility Corp.	300,989	6,775
	WillScot Mobile Mini Holdings Corp.	295,200	8,207
*	WNS Holdings Ltd.†	201,940	12,417
			161,362
	Information Technology—15.1%
*	Clearwater Analytics Holdings, Inc.	445,271	11,933
	Cognex Corp.	248,190	7,404
*	Confluent, Inc.	484,810	11,364
*	Diebold Nixdorf, Inc.	207,873	9,088
*	Grid Dynamics Holdings, Inc.	472,560	7,396
*	JFrog Ltd.†	330,660	10,581
*	Mirion Technologies, Inc.	326,800	4,739
*	Novanta, Inc.†	91,880	11,749
*	Onto Innovation, Inc.	49,850	6,049
*	PDF Solutions, Inc.	329,421	6,295
*	Q2 Holdings, Inc.	144,900	11,593
*	SiTime Corp.	36,845	5,632
*	Varonis Systems, Inc.	305,760	12,368
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Vertex, Inc.	247,420	$8,662
*	Zeta Global Holdings Corp.	309,080	4,191
			129,044
	Consumer Discretionary—11.5%
	Academy Sports and Outdoors, Inc.	164,170	7,488
	Cheesecake Factory, Inc.	147,100	7,158
*	Fox Factory Holding Corp.	260,520	6,081
	Garrett Motion, Inc.	854,779	7,154
*	Modine Manufacturing Co.	64,740	4,969
	OneSpaWorld Holdings Ltd.†	534,032	8,966
*	Planet Fitness, Inc.	130,150	12,574
*	Revolve Group, Inc.	156,777	3,369
*	Rush Street Interactive, Inc.	868,650	9,312
*	Skyline Champion Corp.	122,399	11,599
*	Stride, Inc.	82,470	10,432
	Winmark Corp	29,982	9,530
			98,632
	Financials—8.9%
*	Baldwin Insurance Group, Inc.	327,879	14,653
*	Donnelley Financial Solutions, Inc.	133,340	5,828
*	Flywire Corp.	509,480	4,840
	Marex Group PLC	285,950	10,100
	Old National Bancorp	553,410	11,727
	OneMain Holdings, Inc.	161,860	7,912
	StepStone Group, Inc.	174,190	9,098
	Western Alliance Bancorp	153,995	11,831
			75,989
	Consumer Staples—4.7%
*	e.l.f. Beauty, Inc.	79,770	5,009
*	Freshpet, Inc.	83,630	6,956
	Primo Brands Corporation	420,070	14,908
*	Vita Coco Co., Inc.	220,440	6,756
*	Vital Farms, Inc.	215,810	6,576
			40,205
	Materials—4.1%
	Balchem Corp.	97,350	16,160
	Orion SA†	760,127	9,828
	U.S. Lime & Minerals, Inc.	102,510	9,060
			35,048
	Energy—4.0%
*	Antero Resources Corp.	175,730	7,107
*	BKV Corporation	287,500	6,037
	New Fortress Energy, Inc.	621,240	5,162
	Weatherford International PLC†	145,670	7,801
	Whitecap Resources, Inc.	1,343,440	8,665
			34,772
	Real Estate—2.5%
	Americold Realty Trust, Inc.	381,530	8,188
	FirstService Corp.	79,467	13,187
			21,375
See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Communication Services—1.6%
*	Gogo, Inc.	858,630	$7,402
*	ZipRecruiter, Inc.	1,021,260	6,015
			13,417
	Total Common Stocks—95.8% (cost $812,353)		820,957

	Exchange-Traded Funds
	Exchange-Traded Funds—1.0%
	iShares Russell 2000 Growth ETF	32,350	8,267
	Total Exchange-Traded Funds—1.0% (cost $9,347)		8,267
	Other Assets
	Health Care—0.0%
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
			—
	Total Other Assets—0.0% (cost $—)		—
	Repurchase Agreements
	Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $24,365, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $24,852	$24,364	24,364
	Total Repurchase Agreements—2.9% (cost $24,364)		24,364
	Total Investments—99.7% (cost $846,064)		853,588
	Cash and other assets, less liabilities—0.3%		2,943
	Net Assets—100.0%		$856,531

ETF	Exchange-Traded Fund
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at March 31, 2025.
#
Investment in securities not registered under the Securities Act of
1933 (excluding securities acquired pursuant to Rule 144A and
Regulation S). The value of such restricted securities represents
0.00% of the Fund’s net assets at March 31, 2025.

As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$820,957	$—	$—	$820,957
Repurchase Agreements	—	24,364	—	24,364
Exchange-Traded Funds	8,267	—	—	8,267
Other Assets	—	—	—	—
Total Investments in Securities	$829,224	$24,364	$—	$853,588
See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—24.4%
	Ameris Bancorp	286,558	$16,497
	Atlantic Union Bankshares Corp.	402,188	12,524
	Banc Of California, Inc.	934,126	13,255
	Brightsphere Investment Group, Inc.	435,616	11,265
	Columbia Banking System, Inc.	458,970	11,447
	Compass Diversified Holdings	679,979	12,695
	DigitalBridge Group, Inc.	1,096,327	9,670
	Eastern Bankshares, Inc.	909,287	14,912
	Enterprise Financial Services Corp.	253,477	13,622
	First Bancorp	291,708	11,709
	First Merchants Corp.	299,611	12,116
	Hancock Whitney Corp.	257,472	13,505
	MGIC Investment Corp.	384,461	9,527
	Old National Bancorp	755,288	16,005
	Pacific Premier Bancorp, Inc.	476,923	10,168
	Perella Weinberg Partners	511,441	9,411
	Pinnacle Financial Partners, Inc.	108,131	11,466
	Renasant Corporation	378,237	12,834
	Seacoast Banking Corp. of Florida	536,111	13,794
	Selective Insurance Group, Inc.	118,540	10,851
	Stellar Bancorp, Inc.	441,913	12,223
*	Texas Capital Bancshares, Inc.	229,267	17,126
	WaFd, Inc.	339,400	9,700
			286,322
	Industrials—24.3%
	ABM Industries, Inc.	297,230	14,077
	Air Lease Corp.	290,279	14,023
	Albany International Corp.	167,826	11,587
	Armstrong World Industries, Inc.	88,200	12,426
	Atmus Filtration Technologies Inc.	325,804	11,967
	Brady Corp.	170,830	12,067
*	Conduent, Inc.	2,315,606	6,252
	CSG Systems International, Inc.	201,272	12,171
	Deluxe Corp.	467,261	7,387
	ESCO Technologies, Inc.	74,029	11,780
*	GrafTech International Ltd.	515,268	451
	Granite Construction, Inc.	124,074	9,355
	Hillenbrand, Inc.	88,921	2,147
	Hub Group, Inc.	303,139	11,268
*	Huron Consulting Group, Inc.	94,158	13,507
*	Janus International Group, Inc.	1,486,405	10,702
	Korn Ferry	172,760	11,718
	Marten Transport Ltd.	546,484	7,498
	Maximus, Inc.	189,228	12,903
	MillerKnoll, Inc.	234,851	4,495
*	Openlane, Inc.	542,028	10,450
	Rush Enterprises, Inc.	227,790	12,166
	Tecnoglass, Inc.†	177,211	12,679
*	Thermon Group Holdings, Inc.	427,671	11,911
*	Titan Machinery, Inc.	337,850	5,757
	TriNet Group, Inc.	160,441	12,713
	Werner Enterprises, Inc.	269,371	7,893
*	WNS Holdings Ltd.†	230,979	14,203
			285,553
	Information Technology—10.6%
*	ADTRAN Holdings, Inc.	1,199,953	10,464
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
	Avnet, Inc.	249,198	$11,984
	Belden, Inc.	103,255	10,351
*	Cognyte Software Ltd.†	1,000,667	7,805
*	Diodes, Inc.	227,225	9,809
*	Extreme Networks, Inc.	785,075	10,387
*	Knowles Corp.	678,373	10,311
	Kulicke & Soffa Industries, Inc.	306,053	10,094
*	Sanmina Corp.	142,108	10,826
*	Tower Semiconductor Ltd.†	323,868	11,549
*	Verint Systems, Inc.	511,441	9,129
	Vishay Intertechnology, Inc.	766,759	12,192
			124,901
	Real Estate—10.4%
	CareTrust REIT, Inc.	571,993	16,347
	Elme Communities	703,293	12,237
	Empire State Realty Trust, Inc.	1,357,730	10,617
	Four Corners Property Trust, Inc.	507,478	14,565
	Kite Realty Group Trust	617,555	13,815
	LXP Industrial Trust	1,464,150	12,665
	Pebblebrook Hotel Trust	789,709	8,000
	Sila Realty Trust, Inc.	472,550	12,622
	Sunstone Hotel Investors, Inc.	871,217	8,198
	UMH Properties, Inc.	727,066	13,596
			122,662
	Consumer Discretionary—8.5%
	Cracker Barrel Old Country Store, Inc.	207,520	8,056
*	El Pollo Loco Holdings, Inc.	513,145	5,286
	Golden Entertainment, Inc.	227,967	6,016
*	Helen of Troy Ltd.†	161,345	8,630
	La-Z-Boy, Inc.	279,026	10,907
	Monro, Inc.	411,165	5,950
	Oxford Industries, Inc.	134,399	7,885
	Standard Motor Products, Inc.	116,935	2,915
	Steven Madden Ltd.	279,979	7,459
*	Taylor Morrison Home Corp.	283,490	17,021
*	Tri Pointe Homes, Inc.	415,581	13,265
	Winnebago Industries, Inc.	180,073	6,205
			99,595
	Energy—5.3%
*	Expro Group Holdings NV†	1,025,773	10,196
*	Gulfport Energy Corp.	93,132	17,149
*	Innovex International, Inc.	495,361	8,897
	Matador Resources Co.	200,327	10,235
	PBF Energy, Inc.	406,790	7,766
	SM Energy Co.	265,787	7,960
			62,203
	Materials—3.8%
	Commercial Metals Co.	248,286	11,424
*	Ecovyst, Inc.	1,322,938	8,202
	Greif, Inc.	195,379	10,744
	Orion SA†	530,614	6,861
	Ryerson Holding Corp.	313,786	7,204
			44,435
See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—3.2%
*	ANI Pharmaceuticals, Inc.	201,990	$13,523
*	Haemonetics Corp.	161,862	10,287
*	Lantheus Holdings, Inc.	138,363	13,504
			37,314
	Consumer Staples—2.2%
*	Central Garden & Pet Co.	285,734	9,352
	Edgewell Personal Care Co.	322,149	10,054
*	TreeHouse Foods, Inc.	257,771	6,983
			26,389
	Utilities—2.2%
	IDACORP, Inc.	40,046	4,654
	Northwestern Energy Group, Inc.	200,077	11,578
	Spire, Inc.	117,783	9,217
			25,449
	Communication Services—1.5%
	John Wiley & Sons, Inc.	383,129	17,072
	Total Common Stocks—96.4% (cost $1,115,265)		1,131,895

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $41,446, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $42,273	$41,444	41,444
Total Repurchase Agreements—3.5% (cost $41,444)		41,444
Total Investments—99.9% (cost $1,156,709)		1,173,339
Cash and other assets, less liabilities—0.1%		1,172
Net Assets—100.0%		$1,174,511

REIT	Real Estate Investment Trust

*	Non-income producing security.
†	U.S. listed foreign security
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,131,895	$—	$—	$1,131,895
Repurchase Agreements	—	41,444	—	41,444
Total Investments in Securities	$1,131,895	$41,444	$—	$1,173,339
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—56.3%
	Bermuda—0.7%
	Arch Capital Group Ltd. (Insurance)	3,315	$319
	United States—55.6%
	Advanced Drainage Systems, Inc. (Building Products)	2,301	250
	Alphabet, Inc.—Class A (Interactive Media & Services)	8,864	1,371
*	Amazon.com, Inc. (Multiline Retail)	6,259	1,191
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,329	1,406
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,928	280
	Arthur J. Gallagher & Co. (Insurance)	1,402	484
	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,690	785
	Carlyle Group, Inc. (Capital Markets)	10,480	457
	Carrier Global Corporation (Building Products)	4,434	281
*	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	14,148	710
*	Copart, Inc. (Commercial Services & Supplies)	13,672	774
	CRH PLC (Construction Materials)	6,297	554
	Eli Lilly & Co. (Pharmaceuticals)	871	719
	Graco, Inc. (Machinery)	5,260	439
*	Hims & Hers Health, Inc. (Health Care Providers & Services)	7,157	212
	Intercontinental Exchange, Inc. (Capital Markets)	3,932	678
	Intuit, Inc. (Software)	714	438
*	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)	1,689	837
	JPMorgan Chase & Co. (Banks)	3,407	836
	Kinsale Capital Group, Inc. (Insurance)	770	375
	Mastercard, Inc. (Diversified Financial Services)	2,906	1,593
	Meta Platforms, Inc. (Interactive Media & Services)	2,220	1,280
	Microsoft Corp. (Software)	5,155	1,935
	Murphy USA, Inc. (Specialty Retail)	1,456	684
*	Netflix, Inc. (Entertainment)	321	299
	NextEra Energy, Inc. (Electric Utilities)	7,196	510
	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	United States—(continued)
	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	15,944	$1,728
	Old Dominion Freight Line, Inc. (Road & Rail)	2,967	491
*	O'Reilly Automotive, Inc. (Specialty Retail)	495	709
*	Palo Alto Networks, Inc. (Software)	2,660	454
	Progressive Corp. (Insurance)	3,139	888
*	ServiceNow, Inc. (Software)	551	439
*	Uber Technologies, Inc. (Road & Rail)	4,114	300
*	Vertex Pharmaceuticals, Inc. (Biotechnology)	1,552	752
	Walmart, Inc. (Food & Staples Retailing)	7,085	622
	Watsco, Inc. (Trading Companies & Distributors)	573	291
	Zoetis, Inc. (Pharmaceuticals)	3,530	581
			26,633
	Total Western Hemisphere		26,952
	Europe Ex-U.K.—21.7%
	Denmark—1.1%
	DSV AS (Air Freight & Logistics)	1,819	352
	Novo Nordisk AS (Pharmaceuticals)	2,993	204
			556
	France—7.8%
	Airbus SE (Aerospace & Defense)	3,137	552
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	365	960
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	456	283
	Schneider Electric SE (Electrical Equipment)	2,694	622
	Thales SA (Aerospace & Defense)	963	256
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	16,579	1,068
			3,741
	Germany—3.4%
	Heidelberg Materials AG (Construction Materials)	1,261	218
	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	13,142	438
	MTU Aero Engines AG (Aerospace & Defense)	1,227	426
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Rheinmetall AG (Aerospace & Defense)	163	$233
	SAP SE (Software)	1,171	314
			1,629
	Ireland—3.6%
	Accenture PLC† (IT Services)	903	282
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	2,491	552
	Linde PLC† (Chemicals)	1,945	905
			1,739
	Israel—0.5%
*	Oddity Tech Ltd (Personal Products)	5,492	238
	Italy—1.4%
	Ferrari NV† (Automobiles)	1,550	663
	Netherlands—0.6%
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	427	283
	Spain—0.5%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	16,738	228
	Sweden—1.8%
	Atlas Copco AB (Machinery)	34,076	545
*	Spotify Technology S.A. (Entertainment)	564	310
			855
	Switzerland—1.0%
	Partners Group Holding AG (Capital Markets)	328	467
	Total Europe Ex-U.K.		10,399
	United Kingdom—9.0%
	3i Group PLC (Capital Markets)	13,602	640
*	BAE Systems PLC (Aerospace & Defense)	47,133	952
	Compass Group PLC (Hotels, Restaurants & Leisure)	12,677	419
	Experian PLC (Professional Services)	19,372	898
*	Halma PLC (Electronic Equipment, Instruments & Components)	20,701	694
	Unilever PLC (Personal Products)	12,314	735
	Total United Kingdom		4,338
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Asia—6.8%
	China—2.1%
	BYD Company Limited (Automobiles)	13,500	$683
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	5,300	337
			1,020
	India—1.3%
	HDFC Bank Ltd.—ADR (Banks)	9,036	600
	Indonesia—0.9%
*	Sea Ltd.—ADR (Entertainment)	3,439	449
	Taiwan—2.5%
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	7,071	1,174
	Total Emerging Asia		3,243
	Japan—3.0%
	Keyence Corp. (Electronic Equipment, Instruments & Components)	900	354
	Pan Pacific International Holdings Corp. (Multiline Retail)	15,200	417
	Sumitomo Mitsui Financial Group, Inc. (Banks)	25,700	661
	Total Japan		1,432
	Asia Ex-Japan—1.1%
	Australia—1.1%
*	Atlassian Corporation (Software)	1,277	271
	Pro Medicus Ltd. (Health Care Technology)	1,985	251
	Total Asia Ex-Japan		522
	Total Common Stocks—97.9% (cost $41,407)		46,886

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $1,047, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $1,068	$1,047	1,047
Total Repurchase Agreements—2.2% (cost $1,047)		1,047
Total Investments—100.1% (cost $42,454)		47,933
Liabilities, plus cash and other assets—(0.1)%		(34)
Net Assets—100.0%		$47,899

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$32,396	$14,490	$—	$46,886
Repurchase Agreements	—	1,047	—	1,047
Total Investments in Securities	$32,396	$15,537	$—	$47,933
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—38.4%
	Belgium—1.3%
	UCB SA (Pharmaceuticals)	83,849	$14,763
	Denmark—2.1%
	DSV AS (Air Freight & Logistics)	71,980	13,919
	Novo Nordisk AS (Pharmaceuticals)	135,759	9,283
			23,202
	France—5.7%
	Safran SA (Aerospace & Defense)	65,675	17,291
	Schneider Electric SE (Electrical Equipment)	83,351	19,241
	Thales SA (Aerospace & Defense)	101,776	27,054
			63,586
	Germany—7.4%
	Heidelberg Materials AG (Construction Materials)	66,375	11,441
	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	26,920	17,006
	Rheinmetall AG (Aerospace & Defense)	9,075	12,986
	SAP SE (Software)	116,491	31,214
	Symrise AG (Chemicals)	88,645	9,190
			81,837
	Ireland—2.3%
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	49,313	10,925
	Kingspan Group PLC (Building Products)	185,908	15,018
			25,943
	Italy—4.6%
	Ferrari NV† (Automobiles)	42,843	18,332
	Prysmian S.p.A. (Electrical Equipment)	176,849	9,735
	UniCredit S.p.A. (Banks)	409,718	22,998
			51,065
	Netherlands—1.8%
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	18,483	8,423
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	17,812	11,787
			20,210
	Spain—4.1%
	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	150,225	11,505
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Spain—(continued)
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,701,159	$23,217
	Industria de Diseno Textil SA (Specialty Retail)	228,375	11,371
			46,093
	Sweden—3.3%
	Atlas Copco AB (Machinery)	1,215,365	19,414
*	Spotify Technology S.A. (Entertainment)	30,497	16,774
			36,188
	Switzerland—5.8%
	ABB Ltd. (Electrical Equipment)	237,899	12,275
	Lonza Group AG (Life Sciences Tools & Services)	30,969	19,132
	Partners Group Holding AG (Capital Markets)	10,915	15,534
	Sandoz Group AG (Pharmaceuticals)	409,627	17,177
			64,118
	Total Europe Ex-U.K.		427,005
	Emerging Asia—17.0%
	China—7.0%
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	1,011,400	11,121
	BYD Company Limited (Automobiles)	217,500	10,979
	Tencent Holdings Ltd. (Interactive Media & Services)	363,000	23,194
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	291,950	18,558
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	279,011	14,525
			78,377
	India—2.4%
	Bharat Electronics Ltd. (Aerospace & Defense)	2,593,729	9,073
	ICICI Bank Ltd. (Banks)	1,102,807	17,330
			26,403
	Indonesia—1.8%
*	Sea Ltd.—ADR (Entertainment)	148,700	19,404
	South Korea—1.2%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	99,517	13,266
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—4.6%
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	309,000	$13,318
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,362,000	38,358
			51,676
	Total Emerging Asia		189,126
	United Kingdom—15.2%
	3i Group PLC (Capital Markets)	451,805	21,244
*	AstraZeneca PLC (Pharmaceuticals)	116,709	17,138
*	BAE Systems PLC (Aerospace & Defense)	1,131,171	22,841
	Compass Group PLC (Hotels, Restaurants & Leisure)	565,561	18,707
	Experian PLC (Professional Services)	476,042	22,058
*	Halma PLC (Electronic Equipment, Instruments & Components)	384,145	12,889
	London Stock Exchange Group PLC (Capital Markets)	168,489	25,025
	RELX PLC (Professional Services)	364,305	18,299
	Unilever PLC (Personal Products)	191,031	11,398
	Total United Kingdom		169,599
	Japan—11.4%
	Advantest Corp. (Semiconductors & Semiconductor Equipment)	26,600	1,186
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	759,200	16,101
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	269,100	12,328
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	248,900	5,927
	Hoya Corp. (Health Care Equipment & Supplies)	129,300	14,593
	Keyence Corp. (Electronic Equipment, Instruments & Components)	40,000	15,728
	Recruit Holdings Co. Ltd. (Professional Services)	185,500	9,611
	Sumitomo Mitsui Financial Group, Inc. (Banks)	895,000	23,015
	Tokio Marine Holdings, Inc. (Insurance)	455,800	17,732
	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	80,800	11,080
	Total Japan		127,301
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Western Hemisphere—9.6%
	Canada—9.6%
	Brookfield Asset Management Ltd (Capital Markets)	305,606	$14,807
	Constellation Software, Inc. (Software)	7,413	23,476
	Dollarama, Inc. (Multiline Retail)	178,401	19,077
	Intact Financial Corp. (Insurance)	119,000	24,313
	Royal Bank of Canada (Banks)	138,822	15,637
*	Shopify, Inc. (IT Services)	99,085	9,451
	Total Western Hemisphere		106,761
	Asia Ex-Japan—5.3%
	Australia—2.3%
	Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	314,335	12,713
*	Atlassian Corporation (Software)	38,317	8,131
	Pro Medicus Ltd. (Health Care Technology)	35,911	4,545
			25,389
	Hong Kong—3.0%
	AIA Group Ltd. (Insurance)	2,016,600	15,266
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	400,600	17,820
			33,086
	Total Asia Ex-Japan		58,475
	Emerging Latin America—1.8%
	Brazil—1.8%
*	MercadoLibre, Inc. (Multiline Retail)	10,091	19,686
	Total Common Stocks—98.7% (cost $946,289)		1,097,953

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $17,317, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $17,662	$17,316	17,316
Total Repurchase Agreements—1.5% (cost $17,316)		17,316
Total Investments—100.2% (cost $963,605)		1,115,269
Liabilities, plus cash and other assets—(0.2)%		(2,441)
Net Assets—100.0%		$1,112,828

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$214,538	$883,415	$—	$1,097,953
Repurchase Agreements	—	17,316	—	17,316
Total Investments in Securities	$214,538	$900,731	$—	$1,115,269
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—42.1%
	Austria—0.5%
	Erste Group Bank AG (Banks)	100,720	$6,967
	Belgium—0.7%
	D'ieteren Group (Distributors)	16,147	2,781
	UCB SA (Pharmaceuticals)	37,495	6,602
			9,383
	Denmark—1.7%
	DSV AS (Air Freight & Logistics)	64,311	12,437
	Novo Nordisk AS (Pharmaceuticals)	151,630	10,368
			22,805
	Finland—0.6%
	Metso OYJ (Machinery)	411,991	4,272
	Sampo Oyj (Insurance)	258,879	2,478
	Valmet OYJ (Machinery)	66,659	1,808
			8,558
	France—9.8%
	Airbus SE (Aerospace & Defense)	50,143	8,829
	Compagnie de Saint-Gobain (Building Products)	95,297	9,493
	Dassault Systemes SE (Software)	134,060	5,104
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	6,371	16,763
	Ipsen (Pharmaceuticals)	22,220	2,559
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	12,254	7,589
	Publicis Groupe SA (Media)	76,206	7,190
	Safran SA (Aerospace & Defense)	49,309	12,982
	Schneider Electric SE (Electrical Equipment)	56,640	13,075
	Thales SA (Aerospace & Defense)	87,182	23,175
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	161,230	10,389
	Vinci SA (Construction & Engineering)	79,016	9,961
	VusionGroup (Electronic Equipment, Instruments & Components)	14,930	3,194
			130,303
	Germany—6.9%
*	AUTO1 Group SE (Specialty Retail)	82,830	1,843
	CTS Eventim AG & Co. KGaA (Entertainment)	77,271	7,752
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	flatexDEGIRO AG (Capital Markets)	88,808	$2,053
	Hannover Rueck SE (Insurance)	47,638	14,199
	Heidelberg Materials AG (Construction Materials)	46,674	8,045
	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	142,496	4,750
	MTU Aero Engines AG (Aerospace & Defense)	32,040	11,133
	Nemetschek SE (Software)	32,403	3,777
	Rheinmetall AG (Aerospace & Defense)	5,521	7,900
	SAP SE (Software)	78,700	21,088
	Scout24 SE (Interactive Media & Services)	44,915	4,704
	Symrise AG (Chemicals)	46,014	4,770
			92,014
	Ireland—2.9%
	AIB Group PLC (Banks)	1,289,935	8,332
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	39,414	8,732
	Kingspan Group PLC (Building Products)	126,161	10,191
	Linde PLC† (Chemicals)	23,796	11,081
			38,336
	Italy—3.7%
	Azimut Holding SpA (Capital Markets)	96,551	2,703
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	48,632	5,587
	Enel SpA (Electric Utilities)	417,983	3,415
	Ferrari NV† (Automobiles)	23,899	10,226
	Intesa Sanpaolo S.p.A (Banks)	2,089,878	10,770
	UniCredit S.p.A. (Banks)	295,944	16,612
			49,313
	Netherlands—3.5%
*	Adyen N.V. (Diversified Financial Services)	1,858	2,848
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	12,341	5,624
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	20,115	13,311
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	19,149	2,001
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	Euronext NV (Capital Markets)	73,890	$10,724
	IMCD NV (Trading Companies & Distributors)	38,954	5,184
	Wolters Kluwer NV (Professional Services)	43,002	6,695
			46,387
	Norway—0.0%
	Gjensidige Forsikring ASA (Insurance)	11,150	256
	Spain—2.3%
	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	110,682	8,476
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	767,031	10,468
	Bankinter SA (Banks)	338,589	3,713
	Industria de Diseno Textil SA (Specialty Retail)	152,016	7,569
			30,226
	Sweden—3.7%
	AddTech AB (Trading Companies & Distributors)	81,322	2,382
	Atlas Copco AB (Machinery)	646,061	10,320
	Beijer Ref AB (Trading Companies & Distributors)	492,828	6,933
	Hemnet Group AB (Interactive Media & Services)	120,543	3,998
	Hexagon AB (Electronic Equipment, Instruments & Components)	468,686	5,010
	Indutrade AB (Machinery)	150,589	4,173
	Lifco AB (Industrial Conglomerates)	135,991	4,824
*	Spotify Technology S.A. (Entertainment)	21,020	11,561
			49,201
	Switzerland—5.8%
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	298	4,029
	Chubb Ltd.† (Insurance)	35,399	10,690
	Galderma Group AG (Pharmaceuticals)	55,718	5,888
	Galenica AG (Health Care Providers & Services)	40,670	3,660
	Lonza Group AG (Life Sciences Tools & Services)	27,957	17,271
	Partners Group Holding AG (Capital Markets)	4,701	6,690
	Sandoz Group AG (Pharmaceuticals)	215,405	9,033
*	Siegfried Holding AG (Life Sciences Tools & Services)	4,355	4,475
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Switzerland—(continued)
	Sika AG (Chemicals)	40,794	$9,937
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	100,238	2,167
	Swissquote Group Holding SA (Capital Markets)	7,706	3,329
			77,169
	Total Europe Ex-U.K.		560,918
	Emerging Asia—17.8%
	China—7.3%
	Airtac International Group (Machinery)	89,713	2,278
	Alibaba Group Holding Ltd. (Multiline Retail)	1,397,600	23,125
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	670,600	7,373
	BYD Company Limited (Automobiles)	249,000	12,608
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	477,010	3,843
*	Meituan (Hotels, Restaurants & Leisure)	509,100	10,244
	Tencent Holdings Ltd. (Interactive Media & Services)	467,900	29,897
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	139,754	7,276
			96,644
	India—4.3%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	27,492	2,123
	Bharat Electronics Ltd. (Aerospace & Defense)	1,057,337	3,699
	Havells India Ltd. (Electrical Equipment)	122,797	2,179
	HDFC Asset Management Co. Ltd. (Capital Markets)	40,281	1,882
	HDFC Bank Ltd. (Banks)	508,636	10,826
	ICICI Bank Ltd. (Banks)	707,911	11,124
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	472,704	4,319
*	InterGlobe Aviation Ltd. (Airlines)	78,626	4,672
	Macrotech Developers Ltd. (Real Estate Management & Development)	133,939	1,870
	Mahindra & Mahindra Ltd. (Automobiles)	192,067	5,951
*	MakeMyTrip Ltd. (Hotels, Restaurants & Leisure)	19,417	1,903
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	211,407	2,717
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Nestle India Ltd. (Food Products)	68,067	$1,786
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	1,094,790	2,565
			57,616
	Indonesia—2.0%
	Bank Central Asia Tbk. PT (Banks)	26,505,800	13,542
*	Sea Ltd.—ADR (Entertainment)	98,185	12,812
			26,354
	South Korea—0.5%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	50,006	6,666
	Taiwan—3.7%
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	261,000	2,982
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	340,000	3,761
	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	32,000	2,250
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	162,000	6,982
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	185,349	30,768
	Voltronic Power Technology Corp. (Electrical Equipment)	46,000	2,151
			48,894
	Total Emerging Asia		236,174
	United Kingdom—12.9%
	3i Group PLC (Capital Markets)	478,111	22,481
*	AstraZeneca PLC (Pharmaceuticals)	86,885	12,759
*	BAE Systems PLC (Aerospace & Defense)	861,937	17,405
	Barclays PLC (Banks)	1,145,138	4,306
	Beazley PLC (Insurance)	563,061	6,781
	Bunzl PLC (Trading Companies & Distributors)	134,286	5,166
	Compass Group PLC (Hotels, Restaurants & Leisure)	358,739	11,866
*	Diploma PLC (Trading Companies & Distributors)	158,781	7,948
	Experian PLC (Professional Services)	231,961	10,748
	Haleon PLC (Personal Products)	2,078,298	10,496
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
*	Halma PLC (Electronic Equipment, Instruments & Components)	316,032	$10,603
*	Hill & Smith PLC (Metals & Mining)	69,988	1,589
	Intermediate Capital Group PLC (Capital Markets)	268,291	6,833
	London Stock Exchange Group PLC (Capital Markets)	124,950	18,558
	QinetiQ Group plc (Aerospace & Defense)	219,561	1,101
	RELX PLC (Professional Services)	201,834	10,138
	Rotork PLC (Machinery)	876,040	3,561
	Softcat PLC (IT Services)	122,502	2,511
	Spirax-Sarco Engineering PLC (Machinery)	35,491	2,861
*	Weir Group PLC (Machinery)	133,714	4,039
	Total United Kingdom		171,750
	Japan—10.6%
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	325,700	6,907
	BayCurrent Consulting, Inc. (Professional Services)	73,300	3,176
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	274,800	12,589
	Daifuku Co. Ltd. (Machinery)	220,600	5,423
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	304,300	7,247
	Disco Corp. (Semiconductors & Semiconductor Equipment)	11,400	2,328
	Hoya Corp. (Health Care Equipment & Supplies)	70,300	7,934
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	130,300	2,266
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	121,100	2,227
	Keyence Corp. (Electronic Equipment, Instruments & Components)	26,900	10,577
	Kurita Water Industries Ltd. (Machinery)	63,700	1,970
	MatsukiyoCocokara & Co. (Food & Staples Retailing)	210,500	3,293
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	314,400	5,873
	Nomura Research Institute Ltd. (IT Services)	111,900	3,643
	Pan Pacific International Holdings Corp. (Multiline Retail)	377,300	10,364
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
*	Rakuten Bank Ltd. (Banks)	92,600	$4,027
	Recruit Holdings Co. Ltd. (Professional Services)	93,300	4,834
	Sanwa Holdings Corporation (Building Products)	70,200	2,253
	Sumitomo Mitsui Financial Group, Inc. (Banks)	782,400	20,119
	TechnoPro Holdings, Inc. (Professional Services)	150,600	3,335
	Tokio Marine Holdings, Inc. (Insurance)	355,200	13,818
	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	21,400	2,935
	Tomy Company, Ltd. (Leisure Products)	71,600	1,665
	Zozo, Inc. (Specialty Retail)	297,300	2,847
	Total Japan		141,650
	Western Hemisphere—6.8%
	Bermuda—0.6%
	Arch Capital Group Ltd.† (Insurance)	76,198	7,329
	Canada—6.2%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	11,673	1,678
	Brookfield Asset Management Ltd (Capital Markets)	207,663	10,061
	Canadian Pacific Kansas City Ltd. (Road & Rail)	97,013	6,811
	Constellation Software, Inc. (Software)	3,722	11,788
	Dollarama, Inc. (Multiline Retail)	110,175	11,781
	Intact Financial Corp. (Insurance)	57,071	11,660
	Parkland Corp. (Oil, Gas & Consumable Fuels)	125,417	3,139
	Royal Bank of Canada (Banks)	90,124	10,152
	Toromont Industries Ltd. (Trading Companies & Distributors)	78,440	6,139
	WSP Global Inc. (Construction & Engineering)	57,988	9,841
			83,050
	Total Western Hemisphere		90,379
	Asia Ex-Japan—4.5%
	Australia—1.8%
	Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	166,095	6,717
*	Atlassian Corporation (Software)	22,020	4,673
	Pro Medicus Ltd. (Health Care Technology)	42,785	5,416
	QBE Insurance Group Limited (Insurance)	54,360	752
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—(continued)
	Australia—(continued)
	Steadfast Group Ltd. (Insurance)	919,884	$3,345
	Technology One Ltd. (Software)	190,791	3,356
			24,259
	Hong Kong—1.4%
	AIA Group Ltd. (Insurance)	1,142,800	8,651
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	224,200	9,973
			18,624
	New Zealand—0.6%
	Fisher & Paykel Healthcare Corporation Limited (Health Care Equipment & Supplies)	125,662	2,398
*	Xero Limited (Software)	48,330	4,724
			7,122
	Singapore—0.7%
	DBS Group Holdings Ltd. (Banks)	283,610	9,740
	Total Asia Ex-Japan		59,745
	Emerging Latin America—1.9%
	Brazil—1.5%
*	Embraer S.A. (Aerospace & Defense)	260,100	2,997
*	MercadoLibre, Inc. (Multiline Retail)	4,463	8,707
*	NU Holdings Ltd. (Banks)	198,109	2,029
	Raia Drogasil SA (Food & Staples Retailing)	627,064	2,093
	WEG SA (Electrical Equipment)	546,400	4,335
			20,161
	Mexico—0.2%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation Infrastructure)	9,360	2,563
	Peru—0.2%
	Credicorp Ltd.† (Banks)	16,817	3,131
	Total Emerging Latin America		25,855
	Emerging Europe, Mid-East, Africa—1.1%
	Poland—0.1%
	LPP SA (Textiles, Apparel & Luxury Goods)	431	1,966
	South Africa—0.8%
	Bid Corp. Ltd. (Food & Staples Retailing)	199,171	4,776
	Capitec Bank Holdings Ltd. (Banks)	19,171	3,261
	Clicks Group Ltd. (Food & Staples Retailing)	112,555	2,085
			10,122
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
United Arab Emirates—0.2%
Aldar Properties PJSC (Real Estate Management & Development)	946,596	$2,162
Total Emerging Europe, Mid-East, Africa		14,250
Total Common Stocks—97.7% (cost $1,024,479)		1,300,721

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $37,119, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $37,860	$37,117	37,117
Total Repurchase Agreements—2.8% (cost $37,117)		37,117
Total Investments—100.5% (cost $1,061,596)		1,337,838
Liabilities, plus cash and other assets—(0.5)%		(6,736)
Net Assets—100.0%		$1,331,102

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$238,481	$1,062,240	$—	$1,300,721
Repurchase Agreements	—	37,117	—	37,117
Total Investments in Securities	$238,481	$1,099,357	$—	$1,337,838
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—42.0%
	Austria—0.5%
	Erste Group Bank AG (Banks)	67,864	$4,694
	Belgium—0.7%
	D'ieteren Group (Distributors)	10,879	1,874
	UCB SA (Pharmaceuticals)	25,264	4,448
			6,322
	Denmark—1.7%
	DSV AS (Air Freight & Logistics)	43,332	8,380
	Novo Nordisk AS (Pharmaceuticals)	102,166	6,986
			15,366
	Finland—0.6%
	Metso OYJ (Machinery)	277,594	2,878
	Sampo Oyj (Insurance)	174,664	1,672
	Valmet OYJ (Machinery)	44,914	1,218
			5,768
	France—9.7%
	Airbus SE (Aerospace & Defense)	33,786	5,949
	Compagnie de Saint-Gobain (Building Products)	64,210	6,396
	Dassault Systemes SE (Software)	90,327	3,439
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	4,293	11,295
	Ipsen (Pharmaceuticals)	14,971	1,724
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	8,256	5,113
	Publicis Groupe SA (Media)	51,346	4,844
	Safran SA (Aerospace & Defense)	33,223	8,747
	Schneider Electric SE (Electrical Equipment)	38,163	8,810
	Thales SA (Aerospace & Defense)	58,742	15,615
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	108,634	7,000
	Vinci SA (Construction & Engineering)	53,240	6,712
	VusionGroup (Electronic Equipment, Instruments & Components)	10,059	2,152
			87,796
	Germany—6.9%
*	AUTO1 Group SE (Specialty Retail)	55,809	1,242
	CTS Eventim AG & Co. KGaA (Entertainment)	52,064	5,223
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	flatexDEGIRO AG (Capital Markets)	59,758	$1,381
	Hannover Rueck SE (Insurance)	32,098	9,567
	Heidelberg Materials AG (Construction Materials)	31,448	5,421
	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	96,011	3,201
	MTU Aero Engines AG (Aerospace & Defense)	21,588	7,501
	Nemetschek SE (Software)	21,833	2,545
	Rheinmetall AG (Aerospace & Defense)	3,720	5,323
	SAP SE (Software)	53,027	14,209
	Scout24 SE (Interactive Media & Services)	30,263	3,169
	Symrise AG (Chemicals)	31,003	3,214
			61,996
	Ireland—2.9%
	AIB Group PLC (Banks)	869,075	5,613
*	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	26,556	5,883
	Kingspan Group PLC (Building Products)	85,006	6,867
	Linde PLC† (Chemicals)	16,033	7,466
			25,829
	Italy—3.7%
	Azimut Holding SpA (Capital Markets)	65,105	1,823
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	32,768	3,764
	Enel SpA (Electric Utilities)	282,009	2,304
	Ferrari NV† (Automobiles)	16,103	6,890
	Intesa Sanpaolo S.p.A (Banks)	1,410,022	7,267
	UniCredit S.p.A. (Banks)	199,671	11,208
			33,256
	Netherlands—3.5%
*	Adyen N.V. (Diversified Financial Services)	1,252	1,919
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	8,315	3,789
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	13,553	8,969
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	12,902	1,348
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Netherlands—(continued)
	Euronext NV (Capital Markets)	49,786	$7,226
	IMCD NV (Trading Companies & Distributors)	26,247	3,493
	Wolters Kluwer NV (Professional Services)	28,974	4,511
			31,255
	Norway—0.0%
	Gjensidige Forsikring ASA (Insurance)	7,523	173
	Spain—2.3%
	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	74,576	5,711
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	516,814	7,054
	Bankinter SA (Banks)	228,443	2,505
	Industria de Diseno Textil SA (Specialty Retail)	102,426	5,100
			20,370
	Sweden—3.7%
	AddTech AB (Trading Companies & Distributors)	54,793	1,605
	Atlas Copco AB (Machinery)	435,307	6,953
	Beijer Ref AB (Trading Companies & Distributors)	332,061	4,671
	Hemnet Group AB (Interactive Media & Services)	81,220	2,694
	Hexagon AB (Electronic Equipment, Instruments & Components)	315,794	3,376
	Indutrade AB (Machinery)	101,465	2,812
	Lifco AB (Industrial Conglomerates)	91,629	3,250
*	Spotify Technology S.A. (Entertainment)	14,163	7,790
			33,151
	Switzerland—5.8%
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	201	2,717
	Chubb Ltd. (Insurance)	23,852	7,203
	Galderma Group AG (Pharmaceuticals)	37,542	3,968
	Galenica AG (Health Care Providers & Services)	27,403	2,466
	Lonza Group AG (Life Sciences Tools & Services)	18,837	11,637
	Partners Group Holding AG (Capital Markets)	3,167	4,507
	Sandoz Group AG (Pharmaceuticals)	145,137	6,086
*	Siegfried Holding AG (Life Sciences Tools & Services)	2,935	3,016
	Sika AG (Chemicals)	27,487	6,695
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Switzerland—(continued)
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	67,539	$1,460
	Swissquote Group Holding SA (Capital Markets)	5,192	2,243
			51,998
	Total Europe Ex-U.K.		377,974
	Emerging Asia—17.7%
	China—7.2%
	Airtac International Group (Machinery)	60,204	1,529
	Alibaba Group Holding Ltd. (Multiline Retail)	941,700	15,581
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	451,800	4,968
	BYD Company Limited (Automobiles)	167,500	8,482
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	321,400	2,589
*	Meituan (Hotels, Restaurants & Leisure)	343,000	6,902
	Tencent Holdings Ltd. (Interactive Media & Services)	315,200	20,140
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	94,165	4,902
			65,093
	India—4.3%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	18,524	1,430
	Bharat Electronics Ltd. (Aerospace & Defense)	712,419	2,492
	Havells India Ltd. (Electrical Equipment)	82,739	1,468
	HDFC Asset Management Co. Ltd. (Capital Markets)	27,140	1,268
	HDFC Bank Ltd. (Banks)	342,711	7,295
	ICICI Bank Ltd. (Banks)	476,980	7,495
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	318,501	2,910
*	InterGlobe Aviation Ltd. (Airlines)	52,977	3,148
	Macrotech Developers Ltd. (Real Estate Management & Development)	90,246	1,260
	Mahindra & Mahindra Ltd. (Automobiles)	129,412	4,010
*	MakeMyTrip Ltd. (Hotels, Restaurants & Leisure)	13,083	1,282
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	142,443	1,831
	Nestle India Ltd. (Food Products)	45,862	1,203
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	737,653	1,729
			38,821
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Indonesia—2.0%
	Bank Central Asia Tbk. PT (Banks)	17,569,430	$8,976
*	Sea Ltd.—ADR (Entertainment)	66,155	8,633
			17,609
	South Korea—0.5%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	33,738	4,497
	Taiwan—3.7%
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	176,000	2,011
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	229,000	2,533
	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,000	1,547
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	109,000	4,698
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	125,054	20,759
	Voltronic Power Technology Corp. (Electrical Equipment)	31,000	1,449
			32,997
	Total Emerging Asia		159,017
	United Kingdom—12.8%
	3i Group PLC (Capital Markets)	322,144	15,147
*	AstraZeneca PLC (Pharmaceuticals)	58,542	8,597
*	BAE Systems PLC (Aerospace & Defense)	580,761	11,727
	Barclays PLC (Banks)	771,578	2,901
	Beazley PLC (Insurance)	379,867	4,575
	Bunzl PLC (Trading Companies & Distributors)	90,480	3,480
	Compass Group PLC (Hotels, Restaurants & Leisure)	241,713	7,995
*	Diploma PLC (Trading Companies & Distributors)	107,052	5,359
	Experian PLC (Professional Services)	156,292	7,242
	Haleon PLC (Personal Products)	1,400,327	7,072
*	Halma PLC (Electronic Equipment, Instruments & Components)	212,938	7,144
*	Hill & Smith PLC (Metals & Mining)	47,157	1,071
	Intermediate Capital Group PLC (Capital Markets)	180,770	4,604
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	London Stock Exchange Group PLC (Capital Markets)	84,190	$12,504
	QinetiQ Group plc (Aerospace & Defense)	147,937	742
	RELX PLC (Professional Services)	135,993	6,831
	Rotork PLC (Machinery)	590,263	2,399
	Softcat PLC (IT Services)	82,540	1,692
	Spirax-Sarco Engineering PLC (Machinery)	23,913	1,928
*	Weir Group PLC (Machinery)	90,095	2,722
	Total United Kingdom		115,732
	Japan—10.6%
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	219,400	4,653
	BayCurrent Consulting, Inc. (Professional Services)	49,400	2,141
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	185,200	8,484
	Daifuku Co. Ltd. (Machinery)	148,700	3,655
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	201,600	4,801
	Disco Corp. (Semiconductors & Semiconductor Equipment)	7,700	1,573
	Hoya Corp. (Health Care Equipment & Supplies)	47,400	5,350
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	87,800	1,527
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	81,600	1,501
	Keyence Corp. (Electronic Equipment, Instruments & Components)	18,100	7,117
	Kurita Water Industries Ltd. (Machinery)	42,900	1,327
	MatsukiyoCocokara & Co. (Food & Staples Retailing)	141,800	2,218
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	211,900	3,958
	Nomura Research Institute Ltd. (IT Services)	75,400	2,454
	Pan Pacific International Holdings Corp. (Multiline Retail)	254,200	6,982
*	Rakuten Bank Ltd. (Banks)	62,400	2,713
	Recruit Holdings Co. Ltd. (Professional Services)	62,900	3,259
	Sanwa Holdings Corporation (Building Products)	47,300	1,518
	Sumitomo Mitsui Financial Group, Inc. (Banks)	527,900	13,575
	TechnoPro Holdings, Inc. (Professional Services)	101,500	2,248
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Tokio Marine Holdings, Inc. (Insurance)	239,300	$9,309
	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	14,400	1,975
	Tomy Company, Ltd. (Leisure Products)	48,300	1,123
	Zozo, Inc. (Specialty Retail)	197,100	1,888
	Total Japan		95,349
	Western Hemisphere—6.8%
	Bermuda—0.6%
	Arch Capital Group Ltd. (Insurance)	51,341	4,938
	Canada—6.2%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	7,865	1,131
	Brookfield Asset Management Ltd (Capital Markets)	139,920	6,779
	Canadian Pacific Kansas City Ltd. (Road & Rail)	65,454	4,595
	Constellation Software, Inc. (Software)	2,508	7,943
	Dollarama, Inc. (Multiline Retail)	74,235	7,938
	Intact Financial Corp. (Insurance)	38,454	7,856
	Parkland Corp. (Oil, Gas & Consumable Fuels)	84,504	2,115
	Royal Bank of Canada (Banks)	60,806	6,849
	Toromont Industries Ltd. (Trading Companies & Distributors)	52,852	4,137
	WSP Global Inc. (Construction & Engineering)	39,072	6,631
			55,974
	Total Western Hemisphere		60,912
	Asia Ex-Japan—4.5%
	Australia—1.8%
	Aristocrat Leisure Limited (Hotels, Restaurants & Leisure)	112,063	4,532
*	Atlassian Corporation (Software)	14,837	3,149
	Pro Medicus Ltd. (Health Care Technology)	28,828	3,649
	QBE Insurance Group Limited (Insurance)	36,677	507
	Steadfast Group Ltd. (Insurance)	619,804	2,254
	Technology One Ltd. (Software)	128,552	2,261
			16,352
	Hong Kong—1.4%
	AIA Group Ltd. (Insurance)	770,000	5,829
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	151,100	6,721
			12,550
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—(continued)
	New Zealand—0.6%
	Fisher & Paykel Healthcare Corporation Limited (Health Care Equipment & Supplies)	84,669	$1,616
*	Xero Limited (Software)	32,564	3,183
			4,799
	Singapore—0.7%
	DBS Group Holdings Ltd. (Banks)	191,160	6,565
	Total Asia Ex-Japan		40,266
	Emerging Latin America—1.9%
	Brazil—1.5%
*	Embraer S.A. (Aerospace & Defense)	175,200	2,019
*	MercadoLibre, Inc. (Multiline Retail)	3,007	5,866
*	NU Holdings Ltd. (Banks)	133,483	1,367
	Raia Drogasil SA (Food & Staples Retailing)	422,500	1,410
	WEG SA (Electrical Equipment)	368,200	2,922
			13,584
	Mexico—0.2%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation Infrastructure)	6,307	1,727
	Peru—0.2%
	Credicorp Ltd.† (Banks)	11,331	2,109
	Total Emerging Latin America		17,420
	Emerging Europe, Mid-East, Africa—1.1%
	Poland—0.1%
	LPP SA (Textiles, Apparel & Luxury Goods)	291	1,328
	South Africa—0.8%
	Bid Corp. Ltd. (Food & Staples Retailing)	134,199	3,218
	Capitec Bank Holdings Ltd. (Banks)	12,917	2,197
	Clicks Group Ltd. (Food & Staples Retailing)	75,838	1,405
			6,820
	United Arab Emirates—0.2%
	Aldar Properties PJSC (Real Estate Management & Development)	637,803	1,456
	Total Emerging Europe, Mid-East, Africa		9,604
	Total Common Stocks—97.4% (cost $703,523)		876,274
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $39,793, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $40,587	$39,791	$39,791
Total Repurchase Agreements—4.4% (cost $39,791)		39,791
Total Investments—101.8% (cost $743,314)		916,065
Liabilities, plus cash and other assets—(1.8)%		(16,471)
Net Assets—100.0%		$899,594

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$160,737	$715,537	$—	$876,274
Repurchase Agreements	—	39,791	—	39,791
Total Investments in Securities	$160,737	$755,328	$—	$916,065
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—34.8%
	Belgium—1.2%
	D'ieteren Group (Distributors)	11,366	$1,958
	Denmark—0.6%
	INVISIO AB (Aerospace & Defense)	24,471	936
	Finland—0.7%
	Puuilo OYJ (Multiline Retail)	92,475	1,138
	France—3.5%
	Dassault Aviation SA (Aerospace & Defense)	13,051	4,303
	VusionGroup (Electronic Equipment, Instruments & Components)	5,994	1,283
			5,586
	Germany—3.9%
	Atoss Software SE (Software)	5,314	723
*	AUTO1 Group SE (Specialty Retail)	26,409	587
	CTS Eventim AG & Co. KGaA (Entertainment)	25,552	2,563
	flatexDEGIRO AG (Capital Markets)	102,683	2,374
			6,247
	Israel—0.8%
*	Cellebrite DI Ltd. (Software)	61,338	1,192
	Italy—4.5%
	Ariston Holding NV (Building Products)	78,539	350
	Azimut Holding SpA (Capital Markets)	65,200	1,826
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	20,980	2,410
	Carel Industries SpA (Building Products)	51,753	946
	SOL SpA (Chemicals)	39,998	1,618
			7,150
	Jersey—0.9%
	JTC PLC (Capital Markets)	118,320	1,396
	Norway—2.1%
	Europris ASA (Multiline Retail)	87,393	699
	Gjensidige Forsikring ASA (Insurance)	117,233	2,698
			3,397
	Sweden—11.8%
	AddTech AB (Trading Companies & Distributors)	47,990	1,406
	AQ Group AB (Electrical Equipment)	65,476	1,047
	Beijer Ref AB (Trading Companies & Distributors)	77,003	1,083
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Sweden—(continued)
*	BoneSupport Holding AB (Biotechnology)	54,428	$1,597
	Bufab AB (Trading Companies & Distributors)	44,591	1,778
	Hemnet Group AB (Interactive Media & Services)	91,422	3,032
	Lagercrantz Group AB (Electronic Equipment, Instruments & Components)	117,519	2,424
	Lifco AB (Industrial Conglomerates)	34,511	1,224
	Mildef Group AB (Aerospace & Defense)	93,335	1,937
	MIPS AB (Leisure Products)	21,218	815
	RaySearch Laboratories AB (Health Care Technology)	35,746	802
	Vitec Software Group AB (Software)	16,238	883
*	XVIVO Perfusion AB (Health Care Equipment & Supplies)	11,731	330
*	Yubico AB (Software)	26,055	471
			18,829
	Switzerland—4.8%
	Galenica AG (Health Care Providers & Services)	9,288	836
	Kardex Holding AG (Machinery)	7,445	1,969
	Medacta Group SA (Health Care Equipment & Supplies)	4,480	641
*	Siegfried Holding AG (Life Sciences Tools & Services)	1,654	1,700
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	70,723	1,529
	Ypsomed Holding AG (Health Care Equipment & Supplies)	2,468	955
			7,630
	Total Europe Ex-U.K.		55,459
	Japan—19.3%
	ABC-Mart, Inc. (Specialty Retail)	46,000	858
	AZ-COM MARUWA Holdings, Inc. (Air Freight & Logistics)	82,000	678
	BayCurrent Consulting, Inc. (Professional Services)	71,800	3,111
	Canon Marketing Japan Inc. (Electronic Equipment, Instruments & Components)	24,200	825
	Fukuoka Financial Group, Inc. (Banks)	69,200	1,842
*	GENDA Inc. (Hotels, Restaurants & Leisure)	65,600	590
	Integral Corporation (Capital Markets)	48,500	962
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	92,300	1,605
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	128,200	$2,358
	Kurita Water Industries Ltd. (Machinery)	19,700	609
	Lifedrink Co., Inc. (Beverages)	68,800	697
	MEITEC Group Holdings, Inc. (Professional Services)	37,800	738
	OBIC Business Consultants Co. Ltd. (Software)	42,500	2,074
*	Rakuten Bank Ltd. (Banks)	129,400	5,627
	Sangetsu Corp. (Household Durables)	25,200	489
	Sanwa Holdings Corporation (Building Products)	27,500	883
	SBI Sumishin Net Bank Ltd. (Banks)	97,100	2,670
	Shimamura Co. Ltd. (Specialty Retail)	15,500	888
	SIGMAXYZ Holdings, Inc. (Professional Services)	153,300	970
	TechnoPro Holdings, Inc. (Professional Services)	63,600	1,408
	Tomy Company, Ltd. (Leisure Products)	37,300	867
	Total Japan		30,749
	Emerging Asia—13.7%
	China—4.4%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	199,000	1,214
*	DPC Dash Ltd (Hotels, Restaurants & Leisure)	90,400	1,146
	Eastroc Beverage Group Co. Ltd. (Beverages)	36,780	1,261
	Giant Biogene Holding Co. Ltd. (Personal Products)	244,800	2,226
	Yutong Bus Co. Ltd. (Machinery)	326,600	1,194
			7,041
	India—6.7%
	AU Small Finance Bank Ltd. (Banks)	116,494	722
	Central Depository Services India Ltd. (Capital Markets)	84,843	1,202
	Cholamandalam Financial Holdings Limited (Consumer Finance)	41,207	844
	Cholamandalam Investment & Finance Co. Ltd. (Consumer Finance)	26,146	465
	Gillette India Ltd. (Personal Products)	8,017	751
	Home First Finance Co. India Ltd. (Diversified Financial Services)	62,743	739
*	Inventurus Knowledge Solutions Limited (Health Care Technology)	36,025	638
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	36,241	$683
	Kfin Technologies Ltd. (Capital Markets)	153,419	1,835
	Poly Medicure Ltd. (Health Care Equipment & Supplies)	28,573	746
	Sundaram Finance Ltd. (Consumer Finance)	29,866	1,588
	Zen Technologies Limited (Electronic Equipment, Instruments & Components)	29,451	505
			10,718
	Indonesia—0.5%
	Bank Syariah Indonesia Tbk. PT (Banks)	5,373,700	753
	Taiwan—2.1%
	ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	19,000	1,030
	Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	73,000	888
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	19,000	572
	Voltronic Power Technology Corp. (Electrical Equipment)	17,451	816
			3,306
	Total Emerging Asia		21,818
	United Kingdom—9.1%
	Beazley PLC (Insurance)	197,815	2,382
	Burford Capital Ltd (Diversified Financial Services)	105,319	1,395
*	Diploma PLC (Trading Companies & Distributors)	23,336	1,168
*	Hill & Smith PLC (Metals & Mining)	58,836	1,336
	QinetiQ Group plc (Aerospace & Defense)	148,230	743
	Rotork PLC (Machinery)	474,567	1,929
	Softcat PLC (IT Services)	71,019	1,456
*	Trustpilot Group PLC (Interactive Media & Services)	737,065	2,113
	Volution Group PLC (Building Products)	181,746	1,271
	XPS Pensions Group PLC (Capital Markets)	139,970	676
	Total United Kingdom		14,469
	Asia Ex-Japan—6.5%
	Australia—5.0%
*	Catapult Group International Ltd (Software)	429,663	940
*	Guzman Y Gomez Limited (Hotels, Restaurants & Leisure)	49,434	1,003
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—(continued)
	Australia—(continued)
	Pro Medicus Ltd. (Health Care Technology)	22,329	$2,826
	Steadfast Group Ltd. (Insurance)	374,277	1,361
	Technology One Ltd. (Software)	90,178	1,586
*	Telix Pharmaceuticals Limited (Biotechnology)	18,618	312
			8,028
	New Zealand—1.2%
*	Gentrack Group Ltd. (Software)	148,536	948
	Mainfreight Ltd. (Air Freight & Logistics)	27,554	965
			1,913
	Singapore—0.3%
	Sheng Siong Group Ltd. (Food & Staples Retailing)	421,000	513
	Total Asia Ex-Japan		10,454
	Emerging Europe, Mid-East, Africa—5.8%
	Greece—1.0%
	JUMBO SA (Specialty Retail)	59,930	1,643
	Lithuania—1.1%
	Baltic Classifieds Group PLC (Interactive Media & Services)	436,293	1,698
	Poland—2.1%
*	Dino Polska SA (Food & Staples Retailing)	8,076	943
	LPP SA (Textiles, Apparel & Luxury Goods)	256	1,168
*	Zabka Group (Food & Staples Retailing)	247,261	1,324
			3,435
	South Africa—1.2%
	OUTsurance Group Ltd. (Insurance)	497,018	1,898
	Turkey—0.4%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	199,669	631
	Total Emerging Europe, Mid-East, Africa		9,305
	Western Hemisphere—5.0%
	Canada—5.0%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	9,849	1,416
	Definity Financial Corp. (Insurance)	56,688	2,519
	EQB, Inc. (Banks)	16,640	1,128
	Exchange Income Corporation (Airlines)	16,161	558
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	Canada—(continued)
	North West Co., Inc. (Food & Staples Retailing)	40,226	$1,421
	Parkland Corp. (Oil, Gas & Consumable Fuels)	34,441	862
	Total Western Hemisphere		7,904
	Emerging Latin America—4.2%
	Mexico—4.2%
	Arca Continental SAB de CV (Beverages)	121,800	1,274
*	BBB Foods, Inc. † (Food & Staples Retailing)	67,081	1,790
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	117,200	1,151
	Grupo Aeroportuario del Sureste SAB de CV (Transportation Infrastructure)	52,530	1,435
	Qualitas Controladora SAB de CV (Insurance)	124,700	1,084
	Total Emerging Latin America		6,734
	Total Common Stocks—98.4% (cost $129,789)		156,892

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $1,898, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $1,936	$1,898	1,898
Total Repurchase Agreements—1.2% (cost $1,898)		1,898
Total Investments—99.6% (cost $131,687)		158,790
Cash and other assets, less liabilities—0.4%		675
Net Assets—100.0%		$159,465

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$17,359	$139,533	$—	$156,892
Repurchase Agreements	—	1,898	—	1,898
Total Investments in Securities	$17,359	$141,431	$—	$158,790
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—76.0%
	China—26.9%
	Alibaba Group Holding Ltd. (Multiline Retail)	140,928	$2,332
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	174,000	1,913
	BYD Company Limited (Automobiles)	72,600	3,766
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	71,520	2,498
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	304,900	2,456
	Huaming Power Equipment Co. Ltd. (Machinery)	419,096	850
*	Meituan (Hotels, Restaurants & Leisure)	235,900	4,747
	NARI Technology Co. Ltd. (Electrical Equipment)	367,000	1,106
	NetEase, Inc. (Entertainment)	194,700	4,000
	Tencent Holdings Ltd. (Interactive Media & Services)	181,200	11,578
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	68,900	4,380
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	250,400	1,584
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	47,495	2,473
			43,683
	India—21.2%
	Bharat Electronics Ltd. (Aerospace & Defense)	796,003	2,785
	Britannia Industries Ltd. (Food Products)	30,906	1,785
	HDFC Bank Ltd. (Banks)	198,230	4,219
	ICICI Bank Ltd. (Banks)	180,074	2,830
	Infosys Ltd. (IT Services)	83,297	1,525
*	InterGlobe Aviation Ltd. (Airlines)	41,137	2,444
	Kotak Mahindra Bank Ltd. (Banks)	124,967	3,168
	Macrotech Developers Ltd. (Real Estate Management & Development)	165,771	2,315
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	13,144	1,288
	Marico Limited (Food Products)	278,034	2,119
	Oberoi Realty Ltd. (Real Estate Management & Development)	61,120	1,162
	Pidilite Industries Ltd. (Chemicals)	53,190	1,765
	Polycab India Ltd. (Electrical Equipment)	29,865	1,782
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	86,115	$1,279
	Supreme Industries Ltd (Chemicals)	32,027	1,277
	Tata Consultancy Services Ltd. (IT Services)	65,303	2,746
			34,489
	Indonesia—5.8%
	Bank Central Asia Tbk. PT (Banks)	7,231,200	3,694
	Bank Mandiri Persero Tbk. PT (Banks)	5,322,500	1,652
*	Grab Holdings Limited (Road & Rail)	380,028	1,722
*	Sea Ltd.—ADR (Entertainment)	17,725	2,313
			9,381
	South Korea—5.1%
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	3,541	2,457
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	83,007	3,291
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	19,547	2,606
			8,354
	Taiwan—17.0%
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	131,000	1,497
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	14,000	1,297
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	169,000	1,869
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	54,000	904
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	80,000	3,448
	Realtek Semiconductor Corporation (Semiconductors & Semiconductor Equipment)	50,000	797
	Sinbon Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	173,000	1,347
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	292,000	8,224
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	40,808	$6,774
	Voltronic Power Technology Corp. (Electrical Equipment)	32,000	1,496
			27,653
	Total Emerging Asia		123,560
	Emerging Latin America—11.4%
	Brazil—7.1%
	Itau Unibanco Holding SA.—ADR (Banks)	579,987	3,190
*	MercadoLibre, Inc. (Multiline Retail)	1,507	2,940
*	NU Holdings Ltd. (Banks)	82,874	849
	Raia Drogasil SA (Food & Staples Retailing)	657,884	2,196
	WEG SA (Electrical Equipment)	308,900	2,451
			11,626
	Mexico—2.8%
*	BBB Foods, Inc. (Food & Staples Retailing)	42,279	1,128
	Grupo Financiero Banorte SAB de CV (Banks)	227,900	1,582
	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	666,100	1,842
			4,552
	Peru—1.5%
	Credicorp Ltd.† (Banks)	13,237	2,464
	Total Emerging Latin America		18,642
	Emerging Europe, Mid-East, Africa—9.5%
	Greece—1.2%
	Eurobank Ergasias Services & Holdings SA (Banks)	742,512	1,995
	Poland—2.4%
	LPP SA (Textiles, Apparel & Luxury Goods)	276	1,259
	PKO Bank Polski S.A. (Banks)	63,035	1,231
*	Zabka Group (Food & Staples Retailing)	256,288	1,373
			3,863
	Saudi Arabia—1.1%
	Saudi Arabian Oil Co. (Oil, Gas & Consumable Fuels)	243,953	1,738
	South Africa—3.3%
	Capitec Bank Holdings Ltd. (Banks)	9,104	1,548
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
South Africa—(continued)
Clicks Group Ltd. (Food & Staples Retailing)	92,944	$1,721
FirstRand Limited (Diversified Financial Services)	533,242	2,096
		5,365
United Arab Emirates—1.5%
Aldar Properties PJSC (Real Estate Management & Development)	1,066,621	2,436
Total Emerging Europe, Mid-East, Africa		15,397
Asia Ex-Japan—1.9%
Hong Kong—1.9%
AIA Group Ltd. (Insurance)	405,400	3,069
Total Common Stocks—98.8% (cost $138,512)		160,668

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $2,763, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $2,818	$2,762	2,762
Total Repurchase Agreements—1.7% (cost $2,762)		2,762
Total Investments—100.5% (cost $141,274)		163,430
Liabilities, plus cash and other assets—(0.5)%		(774)
Net Assets—100.0%		$162,656

ADR	American Depositary Receipt

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$33,212	$127,456	$—	$160,668
Repurchase Agreements	—	2,762	—	2,762
Total Investments in Securities	$33,212	$130,218	$—	$163,430
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—74.2%
	China—25.7%
	Alibaba Group Holding Ltd. (Multiline Retail)	1,904,900	$31,519
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	140,098	3,972
	BYD Company Limited (Automobiles)	402,000	20,356
	East Money Information Co.,Ltd. (Capital Markets)	1,381,800	4,301
	Eastroc Beverage Group Co. Ltd. (Beverages)	75,740	2,597
	Foshan Haitian Flavouring and Food Company Ltd. (Food Products)	389,500	2,178
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	607,100	4,891
	Kweichow Moutai Co. Ltd. (Beverages)	11,374	2,445
*	Meituan (Hotels, Restaurants & Leisure)	1,213,200	24,413
*	Midea Group Co., Ltd. (Household Durables)	391,900	3,973
	NetEase, Inc. (Entertainment)	419,000	8,607
	Pop Mart International Group Ltd. (Specialty Retail)	333,800	6,746
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	400,795	4,202
	Tencent Holdings Ltd. (Interactive Media & Services)	827,860	52,897
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	151,400	9,624
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	3,331,800	21,083
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	190,707	9,928
	Yutong Bus Co. Ltd. (Machinery)	1,142,500	4,177
			217,909
	India—19.0%
	ABB India Ltd. (Electrical Equipment)	44,363	2,855
*	Amber Enterprises India Ltd. (Household Durables)	35,485	2,961
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	68,482	5,287
	Bajaj Finance Ltd. (Consumer Finance)	90,739	9,437
	Bharat Electronics Ltd. (Aerospace & Defense)	1,987,154	6,951
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	471,016	9,489
	Blue Star Ltd. (Building Products)	138,462	3,446
	Central Depository Services India Ltd. (Capital Markets)	250,618	3,551
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	356,761	2,640
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Cholamandalam Investment & Finance Co. Ltd. (Consumer Finance)	179,391	$3,188
	Coforge Ltd. (IT Services)	28,238	2,634
	Computer Age Management Services Ltd. (Professional Services)	63,023	2,717
	Cummins India Ltd. (Machinery)	64,211	2,270
	Divi's Laboratories Limited (Life Sciences Tools & Services)	44,458	2,996
	Dixon Technologies India Ltd. (Household Durables)	27,342	4,192
	GE T&D India Ltd. (Electrical Equipment)	140,670	2,547
*	Godrej Properties Ltd. (Real Estate Management & Development)	115,494	2,851
	HDFC Asset Management Co. Ltd. (Capital Markets)	68,964	3,223
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	92,800	4,512
	ICICI Bank Ltd. (Banks)	920,516	14,465
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	993,974	9,082
*	InterGlobe Aviation Ltd. (Airlines)	58,138	3,455
	Kfin Technologies Ltd. (Capital Markets)	221,047	2,644
	Macrotech Developers Ltd. (Real Estate Management & Development)	268,137	3,745
	Mahindra & Mahindra Ltd. (Automobiles)	248,718	7,707
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	44,104	4,322
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	376,479	4,838
	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	1,197,581	4,985
	Oberoi Realty Ltd. (Real Estate Management & Development)	106,793	2,031
	Phoenix Mills Ltd. (Real Estate Management & Development)	165,363	3,154
	Pidilite Industries Ltd. (Chemicals)	63,682	2,113
	REC Ltd. (Diversified Financial Services)	513,070	2,550
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	283,861	5,750
	Trent Ltd. (Specialty Retail)	45,042	2,782
	Triveni Turbine Ltd. (Electrical Equipment)	274,762	1,788
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	TVS Motor Co. Ltd. (Automobiles)	105,049	$2,955
	UNO Minda Ltd. (Auto Components)	241,895	2,469
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	1,030,087	2,414
			160,996
	Indonesia—4.6%
	Bank Central Asia Tbk. PT (Banks)	32,304,995	16,505
*	Grab Holdings Limited (Road & Rail)	653,557	2,961
*	Sea Ltd.—ADR (Entertainment)	148,115	19,327
			38,793
	Malaysia—0.6%
	CIMB Group Holdings Bhd. (Banks)	1,806,000	2,861
	Gamuda Bhd. (Construction & Engineering)	2,882,100	2,744
			5,605
	Philippines—1.3%
	Ayala Land, Inc. (Real Estate Management & Development)	4,113,600	1,658
	BDO Unibank, Inc. (Banks)	2,110,754	5,656
	International Container Terminal Services, Inc. (Transportation Infrastructure)	669,270	4,159
			11,473
	South Korea—4.2%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	14,008	6,019
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	16,066	3,279
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	6,359	4,413
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	166,712	22,224
			35,935
	Taiwan—18.8%
	Accton Technology Corp. (Communications Equipment)	392,000	6,945
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	24,000	2,023
	ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	33,000	1,789
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	38,300	3,547
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	699,000	7,731
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	237,000	$3,970
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	47,000	3,305
King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	70,000	3,566
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	63,132	2,671
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	462,000	19,912
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	576,000	16,222
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	505,651	83,938
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	72,000	3,646
		159,265
Total Emerging Asia		629,976
Emerging Europe, Mid-East, Africa—11.8%
Czech Republic—0.4%
Komercni banka, a.s. (Banks)	69,186	3,354
Greece—2.0%
Eurobank Ergasias Services & Holdings SA (Banks)	3,370,157	9,053
OPAP S.A. (Hotels, Restaurants & Leisure)	130,338	2,589
Piraeus Financial Holdings SA (Banks)	911,076	5,006
		16,648
Hungary—1.1%
OTP Bank Nyrt. (Banks)	138,019	9,286
Poland—1.0%
Budimex SA (Construction & Engineering)	15,616	2,293
PKO Bank Polski S.A. (Banks)	314,843	6,148
		8,441
Saudi Arabia—1.2%
Aldrees Petroleum & Transport Services Co. (Specialty Retail)	40,287	1,490
Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	29,884	2,219
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Saudi Arabia—(continued)
	Elm Co. (IT Services)	9,954	$2,569
	Jamjoom Pharmaceuticals Factory Co. (Pharmaceuticals)	46,159	1,922
	Riyadh Cables Group Co. (Electrical Equipment)	72,796	2,461
			10,661
	South Africa—2.4%
	Bid Corp. Ltd. (Food & Staples Retailing)	103,930	2,492
	Capitec Bank Holdings Ltd. (Banks)	65,655	11,167
	Clicks Group Ltd. (Food & Staples Retailing)	117,677	2,180
	Mr. Price Group Ltd. (Specialty Retail)	167,864	2,036
	Shoprite Holdings Ltd. (Food & Staples Retailing)	149,385	2,228
			20,103
	Turkey—1.0%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	1,026,497	3,243
	BIM Birlesik Magazalar AS (Food & Staples Retailing)	231,747	2,798
	Turkiye Garanti Bankasi Anonim Sirketi (Banks)	904,250	2,813
			8,854
	United Arab Emirates—2.7%
	Abu Dhabi Islamic Bank PJSC (Banks)	620,029	2,706
	Aldar Properties PJSC (Real Estate Management & Development)	2,893,398	6,608
	Emaar Properties PJSC (Real Estate Management & Development)	2,651,918	9,604
	Salik Co. PJSC (Transportation Infrastructure)	3,011,633	4,111
			23,029
	Total Emerging Europe, Mid-East, Africa		100,376
	Emerging Latin America—11.3%
	Argentina—1.8%
	Banco Macro SA—ADR (Banks)	39,793	3,005
	Grupo Financiero Galicia SA—ADR (Banks)	96,622	5,263
	Grupo Supervielle S.A. (Banks)	128,388	1,677
*	YPF S.A.—ADR (Oil, Gas & Consumable Fuels)	150,968	5,290
			15,235
	Brazil—5.8%
	Banco BTG Pactual SA (Capital Markets)	530,700	3,134
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
*	Embraer S.A. (Aerospace & Defense)	557,300	$6,421
	Itau Unibanco Holding SA.—ADR (Banks)	936,238	5,149
*	MercadoLibre, Inc. (Multiline Retail)	12,076	23,559
*	NU Holdings Ltd.† (Banks)	379,961	3,891
	WEG SA (Electrical Equipment)	919,741	7,298
			49,452
	Chile—0.7%
	Banco de Chile (Banks)	21,935,678	2,899
	Falabella S.A. (Multiline Retail)	648,268	2,704
			5,603
	Mexico—2.7%
	Arca Continental SAB de CV (Beverages)	256,900	2,686
*	BBB Foods, Inc. † (Food & Staples Retailing)	142,135	3,792
	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	822,700	1,885
	Fomento Economico Mexicano SAB de CV—ADR (Beverages)	46,620	4,549
	Grupo Financiero Banorte SAB de CV (Banks)	380,400	2,641
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	711,504	2,285
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	115,575	5,381
			23,219
	Peru—0.3%
	Credicorp Ltd. (Banks)	14,366	2,674
	Total Emerging Latin America		96,183
	Asia Ex-Japan—2.3%
	Hong Kong—2.3%
	AIA Group Ltd. (Insurance)	1,011,800	7,659
	Futu Holdings Ltd.—ADR (Capital Markets)	25,565	2,616
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	198,400	8,826
	Total Asia Ex-Japan		19,101
	Total Common Stocks—99.6% (cost $697,941)		845,636
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $3,236, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $3,300	$3,235	$3,235
Total Repurchase Agreements—0.4% (cost $3,235)		3,235
Total Investments—100.0% (cost $701,176)		848,871
Liabilities, plus cash and other assets—(0.0)%		(281)
Net Assets—100.0%		$848,590

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
†	U.S. listed foreign security
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$223,247	$622,389	$—	$845,636
Repurchase Agreements	—	3,235	—	3,235
Total Investments in Securities	$223,247	$625,624	$—	$848,871
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—67.4%
	India—27.6%
	ABB India Ltd. (Electrical Equipment)	2,809	$181
*	Amber Enterprises India Ltd. (Household Durables)	2,510	209
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	1,553	120
	Bajaj Finance Ltd. (Consumer Finance)	3,299	343
	Bharat Electronics Ltd. (Aerospace & Defense)	82,996	290
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	21,704	437
	Central Depository Services India Ltd. (Capital Markets)	9,112	129
	Coforge Ltd. (IT Services)	1,612	150
	Computer Age Management Services Ltd. (Professional Services)	2,646	114
	Cummins India Ltd. (Machinery)	5,109	181
	Dixon Technologies India Ltd. (Household Durables)	1,210	186
	Doms Industries Ltd. (Commercial Services & Supplies)	3,747	125
	GE T&D India Ltd. (Electrical Equipment)	8,873	161
	HDFC Asset Management Co. Ltd. (Capital Markets)	3,256	152
	HDFC Bank Ltd. (Banks)	22,188	472
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	6,233	303
	ICICI Bank Ltd. (Banks)	34,671	545
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	48,371	442
*	InterGlobe Aviation Ltd. (Airlines)	4,556	271
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	2,222	122
	Kfin Technologies Ltd. (Capital Markets)	10,092	121
	Larsen & Toubro Ltd. (Construction & Engineering)	5,765	234
	Macrotech Developers Ltd. (Real Estate Management & Development)	12,047	168
	Mahindra & Mahindra Ltd. (Automobiles)	9,213	285
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	2,177	213
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	19,537	251
	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	46,021	192
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Oberoi Realty Ltd. (Real Estate Management & Development)	9,110	$173
	Phoenix Mills Ltd. (Real Estate Management & Development)	10,182	194
	Poly Medicure Ltd. (Health Care Equipment & Supplies)	4,770	125
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	9,920	201
	Tata Consultancy Services Ltd. (IT Services)	6,695	282
*	Tbo Tek Ltd. (Hotels, Restaurants & Leisure)	7,849	110
	Transformers & Rectifiers India Ltd. (Electrical Equipment)	26,402	164
	Trent Ltd. (Specialty Retail)	3,439	212
	TVS Motor Co. Ltd. (Automobiles)	5,506	155
	UNO Minda Ltd. (Auto Components)	10,605	108
	Varun Beverages Ltd. (Beverages)	33,184	209
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	78,141	183
			8,513
	Indonesia—5.3%
	Bank Central Asia Tbk. PT (Banks)	994,800	508
	Bank Syariah Indonesia Tbk. PT (Banks)	1,496,900	210
*	Grab Holdings Limited (Road & Rail)	24,711	112
*	Sea Ltd.—ADR (Entertainment)	6,076	793
			1,623
	Malaysia—1.3%
*	99 Speed Mart Retail Holdings Bhd. (Food & Staples Retailing)	403,400	186
	Bursa Malaysia Bhd. (Capital Markets)	61,800	109
	CIMB Group Holdings Bhd. (Banks)	60,600	96
			391
	Philippines—1.6%
	BDO Unibank, Inc. (Banks)	84,568	226
	International Container Terminal Services, Inc. (Transportation Infrastructure)	44,220	275
			501
	South Korea—7.4%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	1,039	446
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,308	267
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—(continued)
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	1,373	$126
	JB Financial Group Co. Ltd. (Banks)	9,647	115
	Meritz Financial Group Inc. (Diversified Financial Services)	1,588	133
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	313	217
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,183	958
			2,262
	Taiwan—23.7%
	Accton Technology Corp. (Communications Equipment)	10,000	177
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	10,000	114
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	1,800	152
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,000	99
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,500	139
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	16,000	177
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	14,000	234
	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,500	176
	Fositek Corp. (Electronic Equipment, Instruments & Components)	6,000	107
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	2,000	102
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	2,103	89
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	19,000	819
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	88,000	2,478
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	12,724	2,112
	Universal Microwave Technology, Inc. (Electronic Equipment, Instruments & Components)	8,000	95
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,000	$118
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	2,000	101
			7,289
	Thailand—0.5%
	Advanced Info Service PCL (Wireless Telecommunication Services)	19,500	159
	Total Emerging Asia		20,738
	Emerging Europe, Mid-East, Africa—17.6%
	Greece—1.1%
	Eurobank Ergasias Services & Holdings SA (Banks)	123,649	332
	Hungary—1.1%
	OTP Bank Nyrt. (Banks)	5,158	347
	Kazakhstan—0.5%
	Kaspi.KZ JSC—ADR (Consumer Finance)	1,482	138
	Poland—1.6%
	Benefit Systems SA (Professional Services)	198	147
	PKO Bank Polski S.A. (Banks)	9,973	195
*	Zabka Group (Food & Staples Retailing)	29,088	156
			498
	Saudi Arabia—3.7%
	Astra Industrial Group Company (Industrial Conglomerates)	2,350	98
	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	1,952	145
	Elm Co. (IT Services)	862	222
	Leejam Sports Co. JSC (Hotels, Restaurants & Leisure)	2,752	111
	National Co. for Learning & Education (Diversified Consumer Services)	3,677	156
	Retal Urban Development Co. (Real Estate Management & Development)	57,895	270
	Riyadh Cables Group Co. (Electrical Equipment)	4,123	139
			1,141
	South Africa—4.4%
	Capitec Bank Holdings Ltd. (Banks)	2,501	425
	Clicks Group Ltd. (Food & Staples Retailing)	12,453	231
	Foschini Group Ltd. (Specialty Retail)	22,243	151
	Mr. Price Group Ltd. (Specialty Retail)	13,431	163
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—(continued)
	OUTsurance Group Ltd. (Insurance)	74,733	$285
	We Buy Cars Holdings Ltd (Specialty Retail)	47,704	110
			1,365
	Turkey—1.7%
	ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	47,567	150
	BIM Birlesik Magazalar AS (Food & Staples Retailing)	19,012	230
	Turkiye Garanti Bankasi Anonim Sirketi (Banks)	47,726	148
			528
	United Arab Emirates—3.5%
	ADNOC Drilling Company P.J.S.C. (Energy Equipment & Services)	79,004	111
	Aldar Properties PJSC (Real Estate Management & Development)	75,517	172
	Emaar Properties PJSC (Real Estate Management & Development)	144,669	524
	Salik Co. PJSC (Transportation Infrastructure)	190,577	260
			1,067
	Total Emerging Europe, Mid-East, Africa		5,416
	Emerging Latin America—14.8%
	Argentina—3.5%
	Banco BBVA Argentina S.A.—ADR (Banks)	10,262	186
	Grupo Financiero Galicia SA—ADR (Banks)	6,172	336
*	Pampa Energia SA—ADR (Electric Utilities)	2,757	213
*	YPF S.A.—ADR (Oil, Gas & Consumable Fuels)	9,599	336
			1,071
	Brazil—7.0%
	Caixa Seguridade Participacoes SA (Insurance)	44,500	116
	Cury Construtora e Incorporadora SA (Household Durables)	52,600	226
*	Embraer S.A. (Aerospace & Defense)	18,600	214
	Itau Unibanco Holding SA.—ADR (Banks)	52,972	292
*	MercadoLibre, Inc. (Multiline Retail)	380	742
*	NU Holdings Ltd.† (Banks)	16,752	172
	Porto Seguro S/A (Insurance)	18,300	128
	WEG SA (Electrical Equipment)	33,800	268
			2,158
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Chile—1.3%
	Banco de Chile (Banks)	1,286,608	$170
	Falabella S.A. (Multiline Retail)	57,594	240
			410
	Mexico—3.0%
*	BBB Foods, Inc. † (Food & Staples Retailing)	6,697	178
	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	89,500	205
	Grupo Financiero Banorte SAB de CV (Banks)	56,300	391
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	3,194	149
			923
	Total Emerging Latin America		4,562
	Total Common Stocks—99.8% (cost $28,997)		30,716

Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $132, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $135	$132	132
Total Repurchase Agreements—0.4% (cost $132)		132
Total Investments—100.2% (cost $29,129)		30,848
Liabilities, plus cash and other assets—(0.2)%		(50)
Net Assets—100.0%		$30,798

ADR	American Depositary Receipt

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$7,930	$22,786	$—	$30,716
Repurchase Agreements	—	132	—	132
Total Investments in Securities	$7,930	$22,918	$—	$30,848
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—55.6%
	China—12.0%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	517,500	$3,157
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	131,374	3,724
*	DPC Dash Ltd (Hotels, Restaurants & Leisure)	390,100	4,945
	Eastroc Beverage Group Co. Ltd. (Beverages)	102,647	3,520
	Gambol Pet Group Co., Ltd. (Food Products)	400,700	4,904
	Giant Biogene Holding Co. Ltd. (Personal Products)	543,400	4,941
	Hisense Home Appliances Group Co. Ltd. (Household Durables)	397,300	1,624
	Jinan Acetate Chemical Co.,LTD. (Chemicals)	50,000	1,309
*	Laopu Gold Co., Ltd. (Textiles, Apparel & Luxury Goods)	14,200	1,333
	Meitu, Inc. (Interactive Media & Services)	3,494,000	2,459
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	436,900	1,674
	Shenzhen Envicool Technology Co., Ltd. (Machinery)	153,100	830
	Yantai China Pet Foods Co., Ltd. (Food Products)	382,400	2,279
	Yutong Bus Co. Ltd. (Machinery)	925,116	3,382
			40,081
	India—27.4%
	360 ONE WAM Ltd. (Capital Markets)	251,054	2,791
*	Amber Enterprises India Ltd. (Household Durables)	65,577	5,471
	Blue Star Ltd. (Building Products)	130,746	3,254
*	Cartrade Tech Limited (Specialty Retail)	120,953	2,332
	Central Depository Services India Ltd. (Capital Markets)	128,652	1,823
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	551,626	4,082
*	Chalet Hotels Ltd. (Hotels, Restaurants & Leisure)	234,164	2,248
	Cholamandalam Financial Holdings Limited (Consumer Finance)	295,333	6,050
	Dixon Technologies India Ltd. (Household Durables)	16,536	2,535
	Doms Industries Ltd. (Commercial Services & Supplies)	137,265	4,586
*	Ethos Ltd. (Specialty Retail)	31,072	898
	GE T&D India Ltd. (Electrical Equipment)	215,601	3,904
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
*	Godrej Properties Ltd. (Real Estate Management & Development)	46,206	$1,140
	Gravita India Ltd. (Metals & Mining)	101,810	2,151
*	Inventurus Knowledge Solutions Limited (Health Care Technology)	60,568	1,073
	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	74,621	1,406
	Karur Vysya Bank Ltd. (Banks)	1,108,163	2,696
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	20,084	1,100
	KEI Industries Ltd. (Electrical Equipment)	23,894	802
	Kfin Technologies Ltd. (Capital Markets)	375,714	4,494
	Macrotech Developers Ltd. (Real Estate Management & Development)	249,453	3,484
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	17,589	1,724
	Netweb Technologies India Limited (Technology Hardware, Storage & Peripherals)	65,692	1,149
	Newgen Software Technologies Ltd. (Software)	60,305	693
	Nuvama Wealth Management Ltd. (Capital Markets)	75,822	5,354
	Oberoi Realty Ltd. (Real Estate Management & Development)	44,131	839
	PG Electroplast Ltd. (Electronic Equipment, Instruments & Components)	415,780	4,390
	Poly Medicure Ltd. (Health Care Equipment & Supplies)	60,091	1,569
	Shakti Pumps India Ltd. (Machinery)	167,769	1,901
	Skipper Ltd. (Construction & Engineering)	479,710	2,438
	SRF Limited (Chemicals)	63,178	2,167
	The Anup Engineering Limited (Machinery)	9,617	388
	Transformers & Rectifiers India Ltd. (Electrical Equipment)	723,357	4,486
	Triveni Turbine Ltd. (Electrical Equipment)	257,277	1,674
	Venus Pipes & Tubes Ltd. (Metals & Mining)	110,299	1,541
	Vijaya Diagnostic Centre Limited (Health Care Providers & Services)	139,672	1,630
	Zen Technologies Limited (Electronic Equipment, Instruments & Components)	48,822	837
			91,100
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Indonesia—1.8%
Bank Syariah Indonesia Tbk. PT (Banks)	24,193,600	$3,390
Map Aktif Adiperkasa PT (Specialty Retail)	67,339,600	2,681
		6,071
Malaysia—2.2%
Alliance Bank Malaysia Berhad (Banks)	1,833,100	1,910
Gamuda Bhd. (Construction & Engineering)	2,672,300	2,544
KPJ Healthcare Bhd. (Health Care Providers & Services)	4,653,600	2,799
		7,253
Philippines—1.5%
Century Pacific Food, Inc. (Food Products)	2,910,500	1,860
DigiPlus Interactive Corp (Hotels, Restaurants & Leisure)	1,300,200	820
International Container Terminal Services, Inc. (Transportation Infrastructure)	391,270	2,432
		5,112
South Korea—6.8%
BNK Financial Group, Inc. (Banks)	574,394	4,029
Classys, Inc. (Health Care Equipment & Supplies)	58,424	2,256
Coway Co., Ltd. (Household Durables)	44,390	2,445
HD Hyundai Electric Co. Ltd. (Electrical Equipment)	7,276	1,485
HD Hyundai Marine Solution Co., Ltd. (Machinery)	5,447	501
JB Financial Group Co. Ltd. (Banks)	430,067	5,117
Meritz Financial Group Inc. (Diversified Financial Services)	63,691	5,324
Samyangfoods Co., Ltd (Food Products)	2,347	1,378
		22,535
Taiwan—3.1%
Acter Group Corporation Limited (Construction & Engineering)	163,000	1,754
ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	62,000	3,361
Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	26,000	783
King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	50,000	2,547
WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	64,000	1,880
		10,325
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Thailand—0.8%
	Krung Thai Bank PCL (Banks)	3,721,899	$2,654
	Total Emerging Asia		185,131
	Emerging Europe, Mid-East, Africa—23.1%
	Czech Republic—1.7%
	Komercni banka, a.s. (Banks)	46,452	2,252
	MONETA Money Bank, a. s. (Banks)	519,914	3,305
			5,557
	Greece—2.4%
	Piraeus Financial Holdings SA (Banks)	1,479,844	8,131
	Hungary—0.6%
	Magyar Telekom Telecommunications PLC (Diversified Telecommunication Services)	422,984	1,848
	Lithuania—1.3%
	Baltic Classifieds Group PLC (Interactive Media & Services)	1,123,027	4,371
	Poland—3.6%
	Alior Bank SA (Banks)	31,708	984
*	Bank Millennium Spolka Akcyjna (Banks)	1,226,318	4,488
	Benefit Systems SA (Professional Services)	4,201	3,129
	Budimex SA (Construction & Engineering)	12,067	1,772
	LPP SA (Textiles, Apparel & Luxury Goods)	335	1,529
			11,902
	Romania—0.5%
	Banca Transilvania S.A. (Banks)	287,916	1,794
	Saudi Arabia—4.4%
	Aldrees Petroleum & Transport Services Co. (Specialty Retail)	71,596	2,649
	Astra Industrial Group Company (Industrial Conglomerates)	67,207	2,789
	Jamjoom Pharmaceuticals Factory Co. (Pharmaceuticals)	21,990	915
	National Co. for Learning & Education (Diversified Consumer Services)	20,463	869
	Retal Urban Development Co. (Real Estate Management & Development)	645,168	3,005
	Riyadh Cables Group Co. (Electrical Equipment)	129,386	4,374
			14,601
	South Africa—2.2%
	Mr. Price Group Ltd. (Specialty Retail)	65,181	791
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
South Africa—(continued)
OUTsurance Group Ltd. (Insurance)	1,267,835	$4,841
We Buy Cars Holdings Ltd (Specialty Retail)	745,426	1,712
		7,344
Turkey—2.7%
ASELSAN Elektronik Sanayi ve Ticaret Anonim Sirketi (Aerospace & Defense)	945,626	2,987
Logo Yazilim Sanayi ve Ticaret A.S. (Software)	231,094	744
Migros Ticaret AS (Food & Staples Retailing)	168,558	2,199
Turkiye Garanti Bankasi Anonim Sirketi (Banks)	1,039,085	3,233
		9,163
United Arab Emirates—3.7%
ADNOC Drilling Company P.J.S.C. (Energy Equipment & Services)	2,716,852	3,799
ADNOC Logistics & Services (Oil, Gas & Consumable Fuels)	1,617,726	2,170
Air Arabia PJSC (Airlines)	1,256,170	1,057
Emaar Development PJSC (Real Estate Management & Development)	246,959	820
Parkin Company P.J.S.C. (Commercial Services & Supplies)	2,384,298	3,238
Salik Co. PJSC (Transportation Infrastructure)	863,182	1,178
		12,262
Total Emerging Europe, Mid-East, Africa		76,973
Emerging Latin America—17.8%
Argentina—0.6%
Central Puerto S.A.—ADR (Independent Power and Renewable Electricity Producers)	67,641	750
Grupo Supervielle S.A. (Banks)	101,534	1,326
		2,076
Brazil—6.1%
BB Seguridade Participacoes S.A. (Insurance)	508,200	3,589
Caixa Seguridade Participacoes SA (Insurance)	626,900	1,638
Cury Construtora e Incorporadora SA (Household Durables)	902,700	3,884
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	898,300	3,762
Direcional Engenharia SA (Household Durables)	625,500	3,445
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	Porto Seguro S/A (Insurance)	358,700	$2,514
	Smartfit Escola de Ginastica e Danca SA (Hotels, Restaurants & Leisure)	411,100	1,471
			20,303
	Chile—6.0%
	Banco de Credito e Inversiones S.A (Banks)	67,513	2,495
	Banco Santander Chile (Banks)	87,386	1,992
	Cencosud S.A. (Food & Staples Retailing)	1,812,877	5,537
	Falabella S.A. (Multiline Retail)	1,634,544	6,817
	Parque Arauco S.A. (Real Estate Management & Development)	1,038,925	2,068
	Plaza S.A. (Real Estate Management & Development)	595,931	1,233
			20,142
	Mexico—4.4%
	Arca Continental SAB de CV (Beverages)	241,000	2,520
*	BBB Foods, Inc. † (Food & Staples Retailing)	170,675	4,554
	Gentera SAB de CV (Consumer Finance)	2,368,300	3,650
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	387,300	3,804
			14,528
	Panama—0.3%
	Banco Latinoamericano de Comercio Exterior, S.A. (Diversified Financial Services)	29,492	1,080
	Peru—0.4%
	Intercorp Financial Services Inc (Banks)	39,118	1,296
	Total Emerging Latin America		59,425
	Total Common Stocks—96.5% (cost $309,900)		321,529
	Preferred Stocks
	Emerging Latin America—1.2%
	Brazil—0.4%
	Marcopolo SA (Machinery)	1,304,100	1,399
	Chile—0.8%
	Embotelladora Andina S.A. (Beverages)	699,223	2,614
			4,013
	Total Preferred Stocks—1.2% (cost $4,183)		4,013
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $7,447, collateralized by U.S. Treasury Inflation – Indexed Note, 2.375%, due 10/15/28, valued at $7,595	$7,446	$7,446
Total Repurchase Agreements—2.2% (cost $7,446)		7,446
Total Investments—99.9% (cost $321,529)		332,988
Cash and other assets, less liabilities—0.1%		274
Net Assets—100.0%		$333,262

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$64,873	$256,656	$—	$321,529
Repurchase Agreements	—	7,446	—	7,446
Preferred Stocks	4,013	—	—	4,013
Total Investments in Securities	$68,886	$264,102	$—	$332,988
See accompanying Notes to Portfolio of Investments.

China Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—97.1%
	China—97.1%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	7,500	$46
	Agricultural Bank of China Ltd. (Banks)	42,000	25
	Aier Eye Hospital Group Co.,Ltd. (Health Care Providers & Services)	7,100	13
	Alibaba Group Holding Limited—ADR (Multiline Retail)	773	102
	Alibaba Group Holding Ltd. (Multiline Retail)	3,700	61
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	1,508	43
	Bank of Chengdu Co. Ltd. (Banks)	8,500	20
	Bank of Ningbo Co. Ltd. (Banks)	6,890	25
	BYD Company Limited (Automobiles)	1,600	83
	China Merchants Bank Co. Ltd. (Banks)	9,000	53
	CITIC Securities Company Limited (Capital Markets)	3,500	13
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	1,840	64
	East Money Information Co.,Ltd. (Capital Markets)	11,100	35
	Eastroc Beverage Group Co. Ltd. (Beverages)	790	27
	Eoptolink Technology Inc., Ltd. (Electronic Equipment, Instruments & Components)	1,500	21
	Foshan Haitian Flavouring and Food Company Ltd. (Food Products)	3,200	18
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	6,200	44
	Gambol Pet Group Co., Ltd. (Food Products)	1,400	17
	Giant Biogene Holding Co. Ltd. (Personal Products)	5,300	48
	Hisense Home Appliances Group Co. Ltd. (Household Durables)	6,000	20
	Huaming Power Equipment Co. Ltd. (Machinery)	8,600	17
	Kweichow Moutai Co. Ltd. (Beverages)	180	39
*	Laopu Gold Co., Ltd. (Textiles, Apparel & Luxury Goods)	300	28
*	Meituan (Hotels, Restaurants & Leisure)	3,710	75
	Midea Group Co. Ltd. (Household Durables)	2,400	26
	NetEase, Inc. (Entertainment)	2,500	51
	Ping An Insurance Group Co. of China Ltd. (Insurance)	7,000	42
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	Pop Mart International Group Ltd. (Specialty Retail)	2,900	$59
	Qifu Technology, Inc.—ADR (Consumer Finance)	729	33
	Shanghai BOCHU Electronic Technology Corp. Ltd. (Electronic Equipment, Instruments & Components)	758	19
	Shenzhen Envicool Technology Co., Ltd. (Machinery)	6,000	33
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	4,300	40
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Health Care Equipment & Supplies)	400	13
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	1,900	20
	Tencent Holdings Ltd. (Interactive Media & Services)	3,700	236
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	800	51
	Will Semiconductor Co. Ltd. Shanghai (Semiconductors & Semiconductor Equipment)	1,900	35
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	6,300	29
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	17,400	110
†	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	462	24
	Yutong Bus Co. Ltd. (Machinery)	13,700	50
	Zhongji Innolight Co. Ltd. (Communications Equipment)	1,820	25
	Total Emerging Asia		1,833
	Asia Ex-Japan—0.9%
	Hong Kong—0.9%
	Futu Holdings Ltd.—ADR (Capital Markets)	165	17
	Total Common Stocks—98.0% (cost $1,507)		1,850
	Total Investments—98.0% (cost $1,507)		1,850
	Cash and other assets, less liabilities—2.0%		38
	Net Assets—100.0%		$1,888

ADR	American Depositary Receipt

*	Non-income producing security.
†	U.S. listed foreign security
See accompanying Notes to Portfolio of Investments.

China Growth Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$219	$1,631	$—	$1,850
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—63.5%
Angola—0.6%
Angolan Government International Bond, 9.125%, due 11/26/49		$350	$269
Argentina—2.6%
Argentine Government International Bond,
0.000%, due 12/15/35	EUR	500	45
0.000%, due 12/15/35		$1,880	58
0.750%, due 7/9/30(a)		431	314
1.000%, due 7/9/29		162	126
4.125%, due 7/9/46(a)		752	462
4.250%, due 1/9/38(a)	EUR	160	105
			1,110
Bahrain—0.9%
Bahrain Government International Bond,
5.250%, due 1/25/33		$200	182
7.000%, due 1/26/26		200	202
			384
Barbados—0.7%
Barbados Government International Bond, 6.500%, due 10/1/29		290	278
Benin—0.3%
Benin Government International Bond, 6.875%, due 1/19/52	EUR	150	130
Bermuda—0.4%
Bermuda Government International Bond, 3.375%, due 8/20/50		$260	177
Brazil—2.4%
Brazil Government International Bond, 4.750%, due 1/14/50		900	633
Brazil Letras do Tesouro Nacional, 0.000%, due 1/1/30	BRL	3,400	309
Brazil Notas do Tesouro Nacional Serie F, 10.000%, due 1/1/33		610	84
			1,026
Chile—0.3%
Chile Government International Bond, 3.250%, due 9/21/71		$200	121
Colombia—2.4%
Colombia Government International Bond,
4.125%, due 2/22/42		330	209
4.125%, due 5/15/51		500	285
5.000%, due 6/15/45		430	289
Colombia TES, 9.250%, due 5/28/42	COP	1,337,500	242
			1,025
Dominican Republic—2.1%
Dominican Republic International Bond,
4.875%, due 9/23/32		$660	601
10.500%, due 3/15/37(b)	DOP	8,000	129
10.750%, due 6/1/36(b)		10,000	164
			894
Ecuador—1.8%
Ecuador Government International Bond,
0.000%, due 7/31/30		$590	283
5.000%, due 7/31/40(a)		510	227
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Ecuador—(continued)
5.500%, due 7/31/35(a)		$300	$148
6.000%, due 7/31/30(a)		160	95
			753
Egypt—2.8%
Egypt Government International Bond,
5.800%, due 9/30/27		400	373
5.875%, due 2/16/31		250	205
7.300%, due 9/30/33(b)		250	206
7.500%, due 2/16/61		600	398
			1,182
El Salvador—0.8%
El Salvador Government International Bond,
0.250%, due 4/17/30(b)		200	4
7.125%, due 1/20/50		435	347
			351
Gabon—0.5%
Gabon Government International Bond, 7.000%, due 11/24/31		250	194
Ghana—1.2%
Ghana Government International Bond,
0.000%, due 7/3/26(b)		252	236
5.000%, due 7/3/29(a),(b)		260	226
5.000%, due 7/3/35(a),(b)		50	35
			497
Guatemala—1.3%
Guatemala Government Bond,
3.700%, due 10/7/33		200	167
4.650%, due 10/7/41		525	410
			577
Honduras—0.7%
Honduras Government International Bond, 8.625%, due 11/27/34(b)		300	299
Hungary—1.8%
Hungary Government International Bond,
4.000%, due 4/28/51	HUF	210,000	346
6.125%, due 5/22/28		$400	410
			756
Indonesia—1.2%
Indonesia Government International Bond, 4.750%, due 9/10/34		250	241
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32		280	274
			515
Ivory Coast—0.5%
Ivory Coast Government International Bond,
6.625%, due 3/22/48	EUR	100	84
6.875%, due 10/17/40		150	136
			220
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Jamaica—0.9%
Jamaica Government International Bond,
8.000%, due 3/15/39		$150	$174
9.625%, due 11/3/30	JMD	35,000	228
			402
Kazakhstan—0.4%
Kazakhstan Government Bond, 7.200%, due 5/27/25	KZT	90,000	176
Kenya—0.9%
Republic of Kenya Government International Bond, 6.300%, due 1/23/34		$500	388
Lebanon—0.7%
Lebanon Government International Bond,
5.800%, due 4/14/20(c)		798	123
6.600%, due 11/27/26(c)		200	31
6.850%, due 3/23/27(c)		200	31
8.200%, due 5/17/33(c)		850	132
			317
Mexico—1.7%
Mexico Bonos,
7.500%, due 5/26/33	MXN	2,020	89
7.750%, due 11/13/42		1,580	64
Mexico Government International Bond,
5.750%, due 10/12/10		$480	376
6.350%, due 2/9/35		200	200
			729
Mongolia—0.4%
Mongolia Government International Bond, 3.500%, due 7/7/27		200	185
Morocco—0.3%
Morocco Government International Bond, 4.000%, due 12/15/50		200	136
Nigeria—2.1%
Central Bank of Nigeria Bonds, 0.000%, due 2/10/26	NGN	360,000	194
Nigeria Government International Bond,
7.143%, due 2/23/30		$200	180
8.250%, due 9/28/51		350	273
10.375%, due 12/9/34(b)		250	251
			898
Oman—3.8%
Oman Government International Bond,
4.750%, due 6/15/26		330	329
5.625%, due 1/17/28		450	452
6.750%, due 1/17/48		800	827
			1,608
Pakistan—1.3%
Pakistan Government International Bond,
6.875%, due 12/5/27		200	182
8.875%, due 4/8/51		250	196
Pakistan Treasury Bills, 15.819%, due 9/4/25	PKR	55,000	187
			565
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Panama—1.9%
Panama Government International Bond,
3.870%, due 7/23/60		$630	$340
4.500%, due 4/1/56		400	244
4.500%, due 1/19/63		400	243
			827
Paraguay—2.7%
Paraguay Government International Bond,
2.739%, due 1/29/33		250	206
3.849%, due 6/28/33		500	442
5.400%, due 3/30/50		400	343
8.500%, due 3/4/35(b)	PYG	1,370,000	171
			1,162
Peru—1.7%
Peruvian Government International Bond,
2.783%, due 1/23/31		$450	396
3.230%, due 7/28/21		290	156
3.600%, due 1/15/72		300	186
			738
Philippines—1.4%
Philippines Government International Bond,
3.700%, due 2/2/42		500	397
5.500%, due 2/4/35		200	206
			603
Poland—0.8%
Poland Government International Bond, 5.500%, due 4/4/53		350	328
Qatar—1.2%
Qatar Government International Bond, 4.400%, due 4/16/50		615	527
Romania—2.3%
Romania Government International Bond,
2.875%, due 4/13/42	EUR	100	65
5.250%, due 11/25/27		$400	399
5.375%, due 3/22/31	EUR	150	161
5.625%, due 2/22/36(b)		200	200
5.625%, due 5/30/37(b)		150	148
			973
Saudi Arabia—0.9%
Saudi Government International Bond, 3.450%, due 2/2/61		$650	402
Serbia—0.2%
Serbia International Bond, 2.050%, due 9/23/36	EUR	100	79
South Africa—0.9%
South Africa Government International Bond,
5.750%, due 9/30/49		$200	147
7.100%, due 11/19/36(b)		250	242
			389
Sri Lanka—1.5%
Sri Lanka Government International Bond,
3.100%, due 1/15/30(a),(b)		200	176
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Sri Lanka—(continued)
3.350%, due 3/15/33(a),(b)		$200	$156
3.600%, due 6/15/35(a),(b)		100	67
3.600%, due 5/15/36(a),(b)		100	78
3.600%, due 2/15/38(a),(b)		200	157
			634
Suriname—0.8%
Suriname Government International Bond, 7.950%, due 7/15/33(b)		364	347
Trinidad and Tobago—1.2%
Trinidad and Tobago Government International Bond,
6.400%, due 6/26/34(b)		200	196
6.400%, due 6/26/34		310	303
			499
Tunisia—0.5%
Tunisian Republic, 6.375%, due 7/15/26	EUR	220	229
Turkey—1.8%
Turkiye Government International Bond,
4.875%, due 4/16/43		$200	139
7.625%, due 5/15/34		200	201
9.375%, due 3/14/29		400	435
			775
Ukraine—1.7%
Ukraine Government International Bond,
0.000%, due 2/1/34(a),(b)		270	106
0.000%, due 8/1/41		180	129
1.750%, due 2/1/35(a),(b)		267	139
1.750%, due 2/1/36(a),(b)		450	231
7.750%, due 2/1/35(a)		260	143
			748
United Arab Emirates—1.2%
Abu Dhabi Government International Bond, 3.000%, due 9/15/51		800	528
Uruguay—1.0%
Oriental Republic of Uruguay, 5.250%, due 9/10/60		70	64
Uruguay Government International Bond, 9.750%, due 7/20/33	UYU	14,468	347
			411
Uzbekistan—1.0%
Republic of Uzbekistan International Bond,
5.375%, due 5/29/27(b)	EUR	200	218
6.900%, due 2/28/32(b)		$200	198
			416
Venezuela—0.4%
Venezuela Government International Bond, 11.950%, due 8/5/31(c)		800	161
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Zambia—0.6%
Zambia Government International Bond,
0.500%, due 12/31/53		$175	$106
5.750%, due 6/30/33(a)		160	139
			245
Total Foreign Government Bonds			27,183
Foreign Corporate Bonds—24.4%
Angola—0.8%
Avenir Issuer III Ireland DAC, 6.000%, due 3/22/27		351	338
Brazil—0.5%
Brazil Minas SPE via State of Minas Gerais, 5.333%, due 2/15/28		207	205
Chile—2.1%
Corp. Nacional del Cobre de Chile,
3.700%, due 1/30/50		200	136
3.750%, due 1/15/31		400	366
6.440%, due 1/26/36(b)		200	207
Latam Airlines Group SA, 7.875%, due 4/15/30(b)		200	199
			908
China—0.0%
China Evergrande Group, 9.500%, due 3/29/24(c)		300	4
Yuzhou Group Holdings Co. Ltd., 7.850%, due 8/12/26(c)		200	15
			19
Colombia—0.8%
Aris Mining Corp., 8.000%, due 10/31/29(b)		250	253
Corp. Andina de Fomento, 6.770%, due 5/24/28	COP	500,000	105
			358
Costa Rica—0.5%
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31		$200	214
Hong Kong—0.6%
Bank of East Asia Ltd., 5 year CMT + 5.527%, 5.825%, due 12/31/99(d),(e)		250	248
India—1.4%
Sael Limited - REGS, 7.800%, due 7/31/31		194	191
Shriram Finance Ltd., 6.625%, due 4/22/27(b)		200	200
Vedanta Resources Limited - 144A, 9.850%, due 4/24/33(b)		200	200
			591
Indonesia—1.8%
Bank Negara Indonesia Persero Tbk. PT, 3.750%, due 3/30/26		200	195
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Indonesia—(continued)
Pertamina Persero PT, 2.300%, due 2/9/31		$450	$384
Sorik Marapi Geothermal Power PT, 7.750%, due 8/5/31(b)		197	193
			772
Kazakhstan—0.9%
ForteBank JSC, 7.750%, due 2/4/30(b)		200	197
JSC Kaspi.kz, 6.250%, due 3/26/30(b)		200	198
			395
Macao—0.5%
Melco Resorts Finance Ltd., 5.625%, due 7/17/27		200	196
Malaysia—1.0%
Khazanah Capital Ltd.,
4.759%, due 9/5/34		250	242
4.876%, due 6/1/33		200	196
			438
Mexico—3.7%
Banco Mercantil del Norte, 5 year CMT + 4.072%, 8.375%, due 12/31/99(d),(e)		200	198
Credito Real SAB de CV, 1.000%, due 2/1/27(c)	EUR	200	26
Petroleos Mexicanos,
6.500%, due 3/13/27		$310	302
6.750%, due 9/21/47		600	410
6.875%, due 8/4/26		140	139
7.690%, due 1/23/50		440	329
Saavi Energia S.a r.l., 8.875%, due 2/10/35(b)		200	201
			1,605
Peru—0.7%
Banco de Credito del Peru SA, 7.850%, due 1/11/29(b)	PEN	400	114
Compania de Minas Buenaventura S.A.A., 6.800%, due 2/4/32(b)		$200	203
			317
Saudi Arabia—1.4%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, due 2/26/27		200	202
Gaci First Investment Co., 4.875%, due 2/14/35		400	386
			588
Serbia—0.5%
Telekom Srbija, 7.000%, due 10/28/29		200	199
South Africa—0.5%
Stillwater Mining Co., 4.000%, due 11/16/26		210	201
Supranational—0.5%
Africa Finance Corp, 5 year CMT + 3.015%, 7.500%, due 12/31/99(b),(d),(e)		200	197
Issuer	Principal Amount	Value
Foreign Corporate Bonds—(continued)
Trinidad and Tobago—0.9%
Heritage Petroleum Co. Ltd., 9.000%, due 8/12/29	$200	$207
Port of Spain Waterfront Development, 7.875%, due 2/19/40(b)	200	199
		406
Turkey—1.9%
Limak Cimento Sanayi ve Ticaret AS, 9.750%, due 7/25/29(b)	200	198
Turkiye Ihracat Kredi Bankasi AS, 5.750%, due 7/6/26	200	198
Turkiye Sinai Kalkinma Bankasi AS, 5 year CMT + 5.454%, 9.750%, due 3/21/29(d),(e)	200	203
Yapi ve Kredi Bankasi AS, 5 year CMT + 7.415%, 7.875%, due 1/22/31(d)	200	197
		796
United Arab Emirates—2.5%
Finance Department Government of Sharjah,
4.000%, due 7/28/50	400	258
6.125%, due 3/6/36(b)	200	200
Five Holding Ltd., 9.375%, due 10/3/28	200	211
MAF Global Securities Ltd., 5 year CMT + 3.539%, 6.375%, due 3/20/26(d),(e)	200	200
Sobha Sukuk Ltd., 8.750%, due 7/17/28	200	205
		1,074
Venezuela—0.9%
Petroleos de Venezuela SA,
8.500%, due 10/27/20(c)	150	147
9.750%, due 5/17/35(c)	540	85
Petróleos de Venezuela, S.A., 12.750%, due 2/17/49(c)	840	134
		366
Total Foreign Corporate Bonds		10,431
Foreign Municipal Bonds—0.4%
Argentina—0.4%
Provincia de Buenos Aires,
5.875%, due 9/1/37(a),(b)	50	27
6.625%, due 9/1/37(a)	216	137
		164
Total Foreign Municipal Bonds		164

Options—0.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF, Put, 90.75, 237 Contracts, due 6/20/25	38	43
Total Options		43
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government—5.7%
U.S. Treasury Bill,
4.060%, due 1/22/26(f)	$200	$194
4.081%, due 10/30/25(f)	628	613
4.190%, due 9/4/25(f)	203	199
4.212%, due 5/15/25	378	376
4.233%, due 8/14/25	200	197
4.238%, due 8/7/25	480	473
4.245%, due 6/26/25	400	396
Total U.S. Government		2,448
Repurchase Agreements—3.6%
Fixed Income Clearing Corporation, 1.600% dated 03/31/25, due 04/01/25, repurchase price $1,536, collateralized by U.S. Treasury Note, 3.25%, due 06/30/27, valued at $1,567	1,536	1,536
Total Repurchase Agreements—3.6% (cost $1,536)		1,536
Total Investments—97.7% (cost $41,714)		41,805
Cash and other assets, less liabilities—2.3%		970
Net Assets—100.0%		$42,775

CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund

(a)
Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2025.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or non-income producing.
(d)	Floating Rate Bond. Rate shown is as of March 31, 2025.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $455 (in thousands).

Forward Foreign Currency Contracts
Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Foreign Currency Purchased
6/18/25	Euro	Citibank N.A.	36	$39	$39	$—
6/18/25	Mexican Peso	Citibank N.A.	2,360	117	114	(3)
Foreign Currency Sold
6/18/25	Euro	Citibank N.A.	1,596	1,746	1,733	13
6/18/25	Mexican Peso	Citibank N.A.	5,588	272	270	2
1/16/26	Argentine Peso	Citibank N.A.	120,000	94	86	8
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$20
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	June 2027	ICE	$250	$205	$44	$(161)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	204	94	65	(29)
Republic of Turkey	Buy	(1.000)%	Quarterly	June 2030	ICE	200	15	19	4
Saudi Arabia Government International Bond	Buy	(1.000)%	Quarterly	December 2026	ICE	400	(6)	(4)	2
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2025	ICE	205	(82)	(1)	81
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2027	ICE	250	(190)	(25)	165
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2032	ICE	100	(63)	(23)	40
									$102

Centrally Cleared Interest Rate Swaps
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	4.500%	Annual	March 2027	LCH		$1,800	$1	$26	$25
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2029	LCH		3,597	30	80	50
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2031	LCH		1,840	6	57	51
1-Day USD-SOFR Compounded	Pay	3.600%	Annual	September 2035	LCH		983	(40)	(20)	20
1-Day USD-SOFR Compounded	Pay	4.000%	Annual	March 2044	LCH		1,693	(9)	22	31
1-Year BRL-CDI	Pay	14.690%	Maturity	January 2027	CME	BRL	600	—	—	—
28-Day MXN-TIIE	Pay	10.650%	28 Days	October 2025	LCH	MXN	10,000	—	5	5
1-Day USD-SOFR Compounded	Receive	3.500%	Annual	September 2054	LCH		$473	11	28	17
6-Month EUR- EURIBOR	Receive	3.000%	Annual	March 2027	LCH	EUR	170	1	(3)	(4)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2034	LCH		535	17	(6)	11
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2039	LCH		259	(8)	—	8
										$214
Total net unrealized appreciation (depreciation) on swaps										$316

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
LCH	London Clearing House
BRL-CDI	Brazil Interbank Deposit Rate
CME	Chicago Mercantile Exchange
TIIE	Interbank Equilibrium Interest Rate
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, March 31, 2025 (all dollar amounts in thousands) (unaudited)
EURIBOR	Euro Interbank Offered Rate

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungary Forint
JMD	Jamaican Dollar
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PKR	Pakistani Rupee
PYG	Paraguay Guarani
USD	United States Dollar
UYU	Uruguayan Peso
As of March 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$27,183	$—	$27,183
Foreign Corporate Bonds	—	10,431	—	10,431
U.S. Government	—	2,448	—	2,448
Repurchase Agreements	—	1,536	—	1,536
Foreign Municipal Bonds	—	164	—	164
Options	—	43	—	43
Total Investments in Securities	$—	$41,805	$—	$41,805

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$—	$23	$—	$23
Swaps	—	510	—	510
Liabilities
Forward Foreign Currency Contracts	—	(3)	—	(3)
Swaps	—	(194)	—	(194)
Total Other Financial Instruments	$—	$336	$—	$336
See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(1)
Significant Accounting Policies
(a)
Description of the Trust
William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of March 31, 2025, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.
U.S. Equity
Growth Fund
Large Cap Growth Fund
Mid Cap Value Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Global Equity
Global Leaders Fund
International Equity
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets ex China Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund
Emerging Markets Debt
Emerging Markets Debt Fund
The investment objectives of the Funds are as follows:
U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.
(b)
Foreign Currency Translation
The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s net asset value, typically 4:00 p.m. Eastern time on days when there is regular trading on the NYSE. Receivables and payables for securities transactions, dividends,interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.
(c)
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

Notes to Portfolios of Investments
(2)
Valuation
(a)
Investment Valuation
The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.
The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2025, fair valuation estimates for foreign equity securities were obtained.
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.
Repurchase agreements are valued at cost, which approximates fair value.
Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.
Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.
Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service.
Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.
(b)
Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•  Level 1—Quoted prices (unadjusted) in active markets for an identical security.
•  Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

Notes to Portfolios of Investments
•  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.
The value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown at the end of each Fund's Portfolio of Investments.
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Exchange-Traded Securities
Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.
Fixed Income Securities
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements
Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Derivative Instruments
Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized as Level 2 of the fair value hierarchy.
Level 3 Securities
The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth Fund and Small Cap Growth Fund were determined in good faith by the Adviser pursuant to the Trust's Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following:  the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00% and 0.00% as a percentage of net assets in the Small-Mid Cap Growth Fund and Small Cap Growth Fund, respectively.

Notes to Portfolios of Investments
(3)
Financial Derivative Instruments
Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The derivative instruments held as of March 31, 2025 as disclosed in each Fund’s Portfolio of Investments, are representative of each Fund’s derivative instrument trading activity during the period ended March 31, 2025.
Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.
The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.
Forward Foreign Currency Contracts
The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.
Options
The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.
Swap Contracts
Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:
Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because

Notes to Portfolios of Investments
the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.
Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.
Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.